Calvert
Investments  that  make  a  difference


December  31,  2000
Annual  Report
Calvert  Tax-Free  Reserves

Dear  Shareholders:


Few  years  have  tested  the  mettle  of  investors  as  2000  did.
Equity markets declined in 2000, offering their worst performance in decades. The NASDAQ Composite Index plunged 39.3% by year-end, and the Dow Jones
Industrial Average and S&P 500 Index fell 6.2% and 10.1% respectively. Investment-grade corporate bonds also continued to suffer as the economy slowed. Meanwhile, Treasury securities produced their best year since 1995, and government bonds did what they were supposed to do: provide a safe haven and steady return.
While fears of inflation have not altogether subsided, the current economic slowdown is expected to be met with interest rate decreases by the Federal Reserve. Now more than ever, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.
Calvert is always looking for new ways to enhance the services we provide and improve the array of investment options we offer. Know that we will continue to pursue these goals in the year to come - while maintaining our focus on performance.
However, shareholders should also consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, we believe those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - will profit in the long term.
As always, we encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.


Sincerely,




Barbara  J.  Krumsiek
President  and  CEO
January  29,  2001

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Report  of  Independent  Public  Accountants
8

Statements  of
Net  Assets
9

Statements  of  Operations
25

Statements  of  Changes  in  Net  Assets
26

Notes  to
Financial  Statements
30

Financial  Highlights
34

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
tax-exempt
money  market

NASDAQ  symbol
CTMXX

CUSIP  number
131620-10-6

Calvert  Tax-Free  Reserves
Money  Market  Portfolio

How would you characterize the investment climate over the past year? The economy was still very strong at the beginning of 2000 with the unemployment rate low and consumer demand strong. The Fed was trying to keep inflation in check by raising rates. By the end of summer, economic growth slowed to a more reasonable rate. The Fed, however, was still concerned that inflationary energy prices would begin to affect other areas of the economy. Economic activity continued to slow further in the fourth quarter, enough so that the Fed and the markets concerned themselves with the possibility of a recession.

How  did  the  Fund  perform?
The Money Market Portfolio's Class O shares' total return for the year ended December 31, 2000, was 3.95%. This was above the 3.52% total return for the average tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What  was  your  strategy  during  this  period?
At the beginning of the period, we kept the Portfolio's average maturity very short to take advantage of increasing rates. During tax season, municipal rates rose dramatically due to tax exempt funds selling securities to fund tax payment redemptions. We then began to buy aggressively into the summer note season to extend the average maturity of the Fund. During the summer, we determined that the Fed was nearing the end of its tightening cycle, so we continued to keep the average maturity long. By the end of the year, the market had begun to price in the likelihood of rate cuts by the Fed.

What  is  your  outlook?
At the time of this writing, the Fed had surprised market participants by lowering rates 50 basis points, between meetings, on January 3, 2001. We anticipate that the Fed will consider lowering rates again in the near term and believe that the economy will regain growth momentum, albeit at a slower pace, with the help of further rate cuts.


January  29,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.


Portfolio
statistics

weighted
average  maturity
12.31.00     52  days
12.31.99     35  days


comparative  month-end  yields
                                    IBC's  General
                        CTFR     Purpose  Tax-Free
                 Money  Market        Money  Market
                     Class  O            Averages
12.31.00                4.00%               3.59%
11.30.00                4.07%               3.73%
10.31.00                4.08%               3.68%
9.30.00                 4.06%               3.65%
8.31.00                 3.95%               3.52%
7.31.00                 3.91%               3.43%
6.30.00                 4.03%               3.62%

class  O
average  annual
total  return

as  of  12.31.00
1  year       3.95%
5  year       3.38%
10  year      3.43%
inception     4.64%
(3.04.81)

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class or Class T shares would be different.
Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services Inc.

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
short-term
tax-exempt  bonds

NASDAQ  symbol
CTFLX

CUSIP  number
131620-20-5

Calvert  Tax-Free  Reserves  Limited-Term  Portfolio

What  was  your  strategy?
During the first quarter of 2000, interest rates in the municipal market were pricing in more Fed rate hikes than what we believed were warranted. We bought securities aggressively to extend the average maturity of the Portfolio. In the second and third quarters of the year 2000, signs of an economic slowdown surfaced, and rates began to fall. We continued to purchase notes selectively. By the end of the year, the economy slowed further and the market had begun to price in the likelihood of rate cuts by the Fed.


How  did  the  Fund  perform?
The Fund's one year total return was 4.53%; compared to a 5.09% return for the average short term municipal fund tracked by Lipper Analytical Services, Inc. The Fund is designed to outperform when rates rise. Conversely, the Fund will lag when interest rates fall. We strive to maintain a stable net asset value in all market scenarios, while providing a competitive yield to our shareholders.


comparative  Investment  Performance

                                       CTFR       Lipper Short            Lehman
                                  Limited-Term   Municipal Debt   Municipal Bond
                                     Portfolio    Funds Average         Index TR
6  month                                 2.38%            3.02%            6.90%
1  year                                  4.53%            5.09%           11.68%
5  year*                                 3.85%            3.97%            5.84%
10  year*                                4.27%            4.57%            7.32%

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

What  is  your  outlook?
We believe the Fed will continue to cut rates in order to prevent the economy from making the so-called 'hard landing'. The degree to which the Fed needs to cut rates, however, remains uncertain. The longer average maturity of the Portfolio should have a positive impact on performance in the current environment.

January  29,  2001
Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

monthly
dividend  yield
12.31.00            4.46%
12.31.99            3.90%

30  day  SEC  yield
12.31.00            4.46%
12.31.99            3.85%

weighted
average  maturity
12.31.00        401  days
12.31.99        307  days

effective  duration
12.31.00        361  days
12.31.99        311  days


Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

[INSERT  LINE  GRAPH  HERE]

average  annual
total  return

as  of  12.31.00
1  year             3.46%
5  year             3.64%
10  year            4.16%
inception           5.79%
(3.04.81)

Reno  Martini  is  the  Chief  Investment  Officer  of  CAMCO.

Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
long-term
tax-exempt  bonds

NASDAQ  symbol
CTTLX

CUSIP  number
131620-30-4

Calvert  Tax-Free  Reserves
Long-Term  Portfolio

How would you characterize the investment climate over the past year? In keeping with the investment environment of the last few years, the year 2000 was a particularly challenging year for the financial markets. The chief event of note last year was the collapse and deflation of the technology/media/telecommunications stock market bubble, which started with April and picked up speed through the end of the year.
The other key event, related to the deflation of the bubble, was the completion of the Fed tightening cycle on May 16, when the Federal Open Market Committee
(FOMC) raised the target funds rate one-half point to 6.5%. Stock prices fell fairly steadily from April through the end of the year, and shorter term interest rates peaked in May and fell sharply by year-end. The five-year Treasury yield, a sensitive barometer of Fed policy and risk aversion, fell almost 1.4 percentage points on the year, ending below 5%.
The benchmark 30-year Treasury bond yield fell throughout the year. After peaking in January, it started to fall after the announcement that the Treasury would conduct its first Treasury bond repurchases since the 1960s. By the end of the year the T-bond yield had fallen approximately one percentage point to 5.5%, and high-quality municipal bond yields fell in sympathy. The debt obligations of state and local governments benefited from a flight to quality as investors abandoned riskier investments such as stocks, junk bonds and international investments. The current era of government fiscal surpluses has extended from the federal level to state and local governments. Credit quality was strong and borrowing needs reduced. The combination of increased demand and falling supply helped municipal bonds outperform private sector taxable bonds. What was your strategy during this period?
We started the year with a generally defensive strategy, favoring higher coupon bonds offering comparative  Investment  Performance



                                        CTFR     Lipper General           Lehman
                                     Long-Term   Municipal Debt   Municipal Bond
                                     Portfolio    Funds Average         Index TR
6  month                                 7.88%            6.59%            6.90%
1  year                                 12.93%           10.83%           11.68%
5  year*                                 4.78%            4.65%            5.84%
10  year*                                6.71%            6.67%            7.32%

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return
protection from rising interest rates. As the year progressed, and there was evidence that the bond bear market was over, we lengthened average maturity and favored lower coupon bonds that perform better in a bull market. Later, we started favoring slightly higher coupon bonds with call protection that offer a good combination of tax-advantaged income and performance potential. Importantly, credit quality remained high in the Portfolio during a year when investors were particularly risk averse to high yield names in the municipal market.
How  did  the  Fund  perform?
The Fund returned 12.93% for the year ended December 31, 2000, outperforming the 11.10% for the Lipper General Municipal Fund Index. The Fund ranked 19 of 273 placing it in the top 10% of all general municipal funds.
What  is  your  Outlook?
We expect the FOMC to reduce interest rates in the first half of 2001 but also believe that much of the bull market rally in U.S. bonds has occurred. While we believe interest rates will move somewhat lower, we are favoring bonds that will perform well in a modestly bullish interest rate environment.
While the U.S. economy looks to have slowed substantially in the fourth quarter of 2000, and will likely remain slow in early 2001, we believe that the prospects for a deep recession are low. A more likely prospect is that of a "growth recession" - characterized by a period of slow growth supporting lower inflation and interest rates. Municipal bonds should continue to perform relatively well against alternative investments such as taxable bonds and stocks. The two main issues for municipal bond investors to monitor on the horizon are the impact that a slowing economy has on state and local governments' surpluses and the prospect for a reduction in marginal income tax brackets.
January  29,  2001


Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

[INSERT  LINE  GRAPH  HERE]

Portfolio
statistics

monthly
dividend  yield
12.31.00            4.82%
12.31.99            4.53%

30  day  SEC  yield
12.31.00            4.13%
12.31.99            4.68%

weighted
average  maturity
12.31.00        16  years
12.31.99        15  years

effective  duration
12.31.00      9.49  years
12.31.99     14.34  years

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy. total return as  of  12.31.00
1  year             8.66%
5  year             3.99%
10  year            6.30%
inception           7.51%
(8.23.83)

REPORT  OF  INDEPENDENT  PUBLIC  ACCOUNTANTS

To  the  Board  of  Trustees  and  Shareholders  of  Calvert  Tax-Free Reserves:

We have audited the accompanying statements of net assets of Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios (three portfolios comprising Calvert Tax-Free Reserves, hereafter referred to as the "Funds"), as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the periods presented ending December 31, 1999 of the Fund, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
February  14,  2001

Money  Market  Portfolio
Statement  of  Net  assets
December  31,  2000

                                                          Principal
Municipal  Obligations  -  98.2%                             Amount        Value
Alabama  -  5.2%
Athens  IDA  Revenue  VRDN,  6.10%,  6/1/05,  LOC:  De  Lage  Landen
                                                         $3,500,000   $3,500,000
Auburn  IDA  Revenue  VRDN,  5.25%,  5/1/20,  LOC:  Amsouth  Bank
                                                          4,680,000    4,680,000
Birmingham  Public  Education  Building  Authority  Revenue  VRDN,
     4.95%, 6/1/30, LOC: First Union Bank, NC            24,060,000   24,060,000
Calhoun  County  Economic  Development  Council  Revenue  VRDN:
     5.95%,  5/1/10,  LOC:  Colonial  Bank                3,000,000    3,000,000
     5.25%,  3/1/13,  LOC:  FNB  Boston                   1,300,000    1,300,000
     5.25%,  3/1/18,  LOC:  FNB  Boston                     800,000      800,000
Colbert  County  IDA  Revenue  VRDN,  5.25%,  10/1/11,
     LOC:  SouthTrust  Bank                               1,850,000    1,850,000
Lincoln  Solidwaste  Disposal  Revenue  VRDN,  5.25%,  6/1/14,
     LOC:  Bank  of  America                             10,000,000   10,000,000
MFH  Revenue  VRDN:
     5.05%,  11/1/08,  LOC: SouthTrust Bank, AL           1,685,000    1,685,000
     5.05%,  4/1/14,  LOC:  SouthTrust Bank, AL           2,875,000    2,875,000
     5.05%,  9/1/20,  LOC:  SouthTrust Bank, AL           2,940,000    2,940,000
Mobile  County  IDA  Revenue  VRDN,  5.25%,  4/1/20,
     LOC:  SouthTrust  Bank,  AL                          4,000,000    4,000,000
Mobile  Spring  Hill  Medical  Clinic  Revenue  VRDN,  5.05%,  2/1/11,
     LOC:  Amsouth  Bank                                  3,045,000    3,045,000
Montgomery  IDA  Revenue  VRDN,  5.25%,  9/15/04,
     LOC:  SouthTrust  Bank                               1,890,000    1,890,000
Northpoint  MFH  Revenue  VRDN:
     5.15%,  9/3/15,  LOC:  AmSouth  Bank                 1,990,000    1,990,000
     5.05%,  7/1/18,  LOC:  AmSouth  Bank                 5,375,000    5,375,000
State  IDA  Revenue  VRDN,  5.15%,  1/1/15,  LOC:  Fleet  Bank
                                                            715,000      715,000
Sulligent  IDA  Revenue  VRDN,  5.30%,  5/1/10,  LOC:  Bank  of  America
                                                          2,000,000    2,000,000
Valley  Special  Care  Facilities  Revenue  VRDN,  5.15%,  6/1/25,
     LOC:  Columbus  Bank  &  Trust                       2,830,000    2,830,000
Wynlakes  Government  Utility  Authority  Revenue  VRDN,
     5.25%,  5/1/06,  LOC:  AmSouth  Bank                 4,000,000    4,000,000

Arizona  -  1.4%
Apache  County  IDA  Revenue  VRDN,  4.95%,  12/15/18,
     LOC:  Bank  of  New  York                            4,600,000    4,600,000
Pinal  County  IDA  Revenue  VRDN,  6.10%,  12/1/05,
     LOC:  Industrial  Bank  of  Japan                   10,000,000   10,000,000
Prescott  IDA  Revenue  VRDN,  4.85%,  12/1/14,
     GA:  Household  Finance  Corp.                       7,900,000    7,900,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Arkansas  -  1.3%
Arkadelphia  IDA  Revenue  VRDN,  5.20%,  4/1/11,
     LOC:  Den  Danske  Bank                             $4,000,000   $4,000,000
North  Little  Rock  Health  Care  Facilities  Revenue  VRDN,
     4.85%,  12/01/21,  BPA:  Credit  Suisse,  MBIA  Insured
                                                          6,900,000    6,900,000
State  MFH  Revenue  VRDN:
     5.09%,  10/1/30,  LOC:  Regions  Bank                5,200,000    5,200,000
     5.09%,  11/1/31, LOC: First Tennessee Bank           5,000,000    5,000,000

California  -  4.1%
Inland  Valley  Development  Agency  Tax  Allocation  VRDN,
     3.85%,  3/1/27,  C/LOC:  Cal  Sters,  LOC:  Union  Bank,  California.
                                                         34,485,000   34,485,000
Los  Angeles  Convention  and  Exhibit  Center  Lease  Authority  Revenue
     VRDN,  5.15%,  12/1/05, BPA: Merrill Lynch           4,000,000    4,000,000
Los  Angeles  County  Redevelopment  Agency  MFH  Revenue  VRDN,
     5.15%,  12/1/05                                      3,345,000    3,345,000
Modesto  Irrigation  District  Financing  Authority  Revenue  VRDN,
     4.34%,  10/1/15,  BPA:  Societe Generale            10,500,000   10,500,000
Statewide  Community  Development  Authority  Revenue  VRDN,
     5.00%,  10/4/01,  BPA:  Bank of New York            12,500,000   12,500,000

Colorado  -  3.1%
Boulder  County  MFH  Revenue  VRDN,  5.15%,  12/25/31,
     LOC:  Chase  Manhattan                               8,564,000    8,564,000
Central  City  MFH  Revenue  VRDN,  5.15%,  12/25/30,
     LOC:  Chase  Bank  -  TX                             3,194,000    3,194,000
Fort  Collins  MFH  Revenue  VRDN:
     5.15%,  11/25/30,  LOC:  Chase  Bank  - TX           7,950,000    7,950,000
     5.15%,  12/25/31,  LOC:  Chase  Manhattan            6,509,000    6,509,000
Jefferson  County  School  District  Tax  Anticipation  Notes,
     5.00%,  6/27/01                                     22,000,000   22,070,282
Lakewood  IDA  Revenue  VRDN,  5.55%,  8/1/07,  LOC:  Bank  One,  NA
                                                          2,000,000    2,000,000

District  of  Columbia  -  1.5%
Municipal  Trust  Receipts  VRDN:
     5.09%,  6/1/03,  LOC:  Bank  of  New  York           5,300,000    5,300,000
     5.09%,  7/27/03,  LOC:  Bank of New York            10,900,000   10,900,000
     5.09%,  6/1/05,  LOC:  Bank  of  New  York           7,710,000    7,710,000

Florida  -  3.2%
Duval  County  MFH  Revenue  VRDN,  5.09%,  7/1/25,
     LOC:  Household  Finance  Corp.                      6,750,000    6,750,000
Gulf  Breeze  Public  Improvement  Revenue  VRDN:
     4.50%,  12/1/20,  BPA:  Dexia  Public  Finance  Bank,  FGIC  Insured
                                                         14,000,000   14,000,000
     4.50%,  3/31/21,  LOC:  Bank  of  America            4,675,000    4,675,000
Housing  Finance  Agency  Revenue  VRDN,  4.90%,  7/1/23,
     Confirming  LOC:  Commerze  Bank,  AG,  LOC:  Heller  Financial
                                                          8,800,000    8,800,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Florida  -  Cont'd
Orange  County  Health  Facilities  Authority  Revenue  VRDN:
     5.05%,  3/27/06,  LOC:  Bank of New York            $2,600,000   $2,600,000
     5.05%,  10/1/06,  LOC:  Bank  of  New York           6,880,000    6,880,000
     5.05%,  10/1/08,  LOC:  Bank  of  New York           4,000,000    4,000,000
Volusia  County  MFH  Revenue  VRDN,  4.55%,  9/1/05,
     LOC:  AmSouth  Bank                                  4,000,000    4,000,000

Georgia  -  5.7%
Athens  MFH  Revenue  VRDN,  5.325%,  8/1/05,
     Confirming  LOC:  US  Bank,  NA                      2,000,000    2,000,000
Columbus  Downtown  Development  Authority  Revenue  VRDN,
     5.20%,  8/1/15, LOC: Columbus Bank & Trust           7,500,000    7,500,000
Coweta  County  Development  Authority  Revenue  VRDN,
     5.35%,  11/1/25,  LOC:  Colonial  Bank               4,370,000    4,370,000
Fulton  County  IDA  Revenue  VRDN,  4.90%,  12/01/10,
     LOC:  Branch  Bank  &  Trust                         3,300,000    3,300,000
Franklin  County  Industrial  Building  Authority  Revenue  VRDN,
     5.25%,  1/1/07,  LOC:  Comerica  Bank                1,720,000    1,720,000
Jackson  County  IDA  Revenue  VRDN,  5.25%,  12/1/24,
     LOC:  Fleet  Bank                                    2,415,000    2,415,000
Municipal  Gas  Authority  Revenue  VRDN:
     5.50%,  11/1/07  LOC:  Bank  of  America            26,660,000   26,660,000
     5.50%,  1/1/08  LOC:  Bank  of  America             41,800,000   41,800,000
Warner  Robins  Downtown  Development  Authority  Revenue  VRDN,
     5.30%,  9/1/34, LOC: Columbus Bank & Trust           1,300,000    1,300,000

Hawaii  -  1.2%
Honolulu  City  and  County  MFH  Revenue  VRDN,  5.65%,  6/1/20,
     LOC:  Bank  of  Hawaii                               8,500,000    8,500,000
State  Department  Budget  and  Finance  VRDN:
     5.11%,  7/1/04,  LOC:  Bank  of  Hawaii,  FGIC  Insured
                                                          4,310,000    4,310,000
     5.15%, 12/1/21, LOC: Union Bank of California        5,776,500    5,776,500

Idaho  -  0.9%
State Tax Anticipation Notes, 5.375%, 6/29/01            15,000,000   15,070,807

Illinois  -  2.0%
Arlington  Heights  MFH  Revenue  VRDN,  5.80%,  5/1/24,
     LOC:  Heller  Financial                              4,230,000    4,230,000
Chicago  Municipal  Trust  Receipts  VRDN,  5.05%,  1/1/18,
     LOC:  Bank  of  New  York                            2,900,000    2,900,000
Educational  Facilities  Authority  Revenue  VRDN,  4.75%,  9/30/12,
     LOC:  Bank  One,  NA                                 2,060,000    2,060,000
Elgin  IDA  Revenue  VRDN,  4.98%,  9/1/16,  LOC:  LaSalle  Bank
                                                          3,700,000    3,700,000
Galesburg  Knox  College  Project  Revenue  VRDN,  4.98%,  3/1/31,
     LOC:  LaSalle  Bank                                  4,000,000    4,000,000
Housing  Development  Authority  Revenue  VRDN,  4.43%,  9/6/01,
     LOC:  Bear  Stearns  Capital  Markets                9,340,000    9,340,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Illinois  -  Cont'd
IDA  Revenue  VRDN:
     5.20%,  9/2/05,  LOC:  LaSalle  Bank                $1,200,000   $1,200,000
     4.95%, 9/1/26, LOC: Firstar Bank, Milwaukee          2,162,500    2,162,500
Rockford  Economic  Development  Revenue  VRDN,  4.50%,  12/1/10,
     LOC:  US  Bank,  NA                                  2,030,000    2,030,000

Indiana  -  3.3%
Frankfort  Economic  IDA  Revenue  VRDN,  6.35%,  1/1/23,
     LOC:  Dai-Ichi  Kangyo  Bank                         5,400,000    5,400,000
Indianapolis  Airport  Facilities  Revenue  Bonds  VRDN,  4.65%,  4/1/17
                                                         19,900,000   19,900,000
Portage  Industrial  Pollution  Control  Revenue  VRDN,  6.20%,  5/1/18,
     LOC:  Bank  of  Tokyo-Mitsubishi,  LTD.              5,150,000    5,150,000
Shelbyville  IDA  Revenue  VRDN,  6.35%,  9/1/06,
     LOC:  Industrial  Bank  of  Japan                    8,000,000    8,000,000
South  Bend  MFH  Revenue  VRDN,  5.10%,  10/1/09,
     LOC:  FHLB-INDPLS                                    4,300,000    4,300,000
Spencer  County  Industrial  Pollution  Control  Revenue  VRDN,
     6.20%,  11/1/18,  LOC:  Fuji  Bank,  Ltd.            3,680,000    3,680,000
Vigo  County  IDA  Revenue  VRDN,  5.88%,  5/1/16,
     LOC:  Old  National  Bank                            5,500,000    5,500,000

Iowa  -  0.1%
Le  Mars  IDA  Revenue  VRDN,  5.20%,  3/1/16,  LOC:  SunTrust  Bank
                                                          1,850,000    1,850,000

Kentucky  -  3.4%
Glasgow  IRB  VRDN,  5.70%,  6/1/20,
     LOC:  Bank  of  Tokyo-Mitsubishi,  Ltd.              6,000,000    6,000,000
Hancock  County  IDA  Revenue  VRDN,  5.00%,  6/1/12,
     LOC:  Chase  Manhattan                               4,005,000    4,005,000
Hopkinsville  IDA  Revenue  VRDN,  6.35%,  4/1/04,
     LOC:  Dai-Ichi  Kangyo  Bank                         6,800,000    6,800,000
Trimble  County  Pollution  Control  Revenue  VRDN,  4.70%,  1/19/01
                                                         12,500,000   12,500,000
State  IDA  Revenue  VRDN,  4.95%,  2/1/08,  LOC:  National  City  Bank
                                                          1,000,000    1,000,000
State  Tax  and  Revenue  Anticipation  Notes,  5.25%,  6/27/01
                                                         24,000,000   24,079,044

Louisiana  -  5.4%
New  Orleans  Aviation  Board  Revenue  VRDN,  4.80%,  8/5/15,
     BPA: Dexia Public Finance Bank, MBIA Insured        14,750,000   14,750,000
New  Orleans  Levee  District  Revenue  VRDN,  6.61%,  10/1/17,
     LOC:  Fuji  Bank,  Ltd.                             24,155,000   24,155,000
Public Facilities Authority GO Bonds, 5.00%, 9/5/01       8,025,000    8,050,846
Public  Facilities  Authority  Revenue  VRDN:
     5.05%,  12/1/14,  LOC:  Regions  Bank                2,540,000    2,540,000
     4.99%,  9/1/28,  C/LOC:  Bank  of  New  York,  LOC:  Hibernia
                                                         37,000,000   37,000,000

Maryland  -  0.0%
Baltimore  IDA  Revenue  VRDN,  4.80%,  8/1/16,
     LOC:  Bayerishe  Landesbank  Girozentrale              500,000      500,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Massachusetts  -  1.1%
Hudson  IDA  Revenue  VRDN,  5.05%,  10/1/13,
     LOC:  State  Street  Bank  and  Trust                 $950,000     $950,000
State  Industrial  Finance  Authority  Revenue  VRDN:
     5.05%,  8/1/14,  LOC:  FNB  Boston                   4,000,000    4,000,000
State  Public  Improvement  GO  Bonds,  7.625%,  6/1/08
                                                         11,895,000   12,463,370

Michigan  -  4.0%
Sault  Sainte  Marie  Tribe  Building  Revenue  VRDN,  5.06%,  6/1/03,
     LOC:  First  of  America  Bank,  MI                  2,825,000    2,825,000
State  Municipal  Bond  Authority  Revenue  Notes:
     4.75%,  4/26/01                                     26,500,000   26,540,019
     5.00%,  7/2/01, LOC: Morgan Guaranty Trust           7,160,000    7,182,232
State  Strategic  Fund  Economic  Development  LO  Revenue  VRDN:
     6.35%,  9/1/08,  LOC: Dai-Ichi Kangyo Bank           6,800,000    6,800,000
     6.95%,  11/1/09,  LOC:  De  Lage  Landen.            9,000,000    9,000,000
State  University  Revenue  VRDN,  4.75%,  8/15/30,
     BPA:  Dexia  Public  Finance  Bank                  11,030,000   11,030,000

Minnesota  -  0.1%
Cottage  Grove  Pollution  Control  Board  Revenue
     VRDN,  4.968%,  8/1/12                               1,100,000    1,100,000

Mississippi  -  1.6%
Business  Financial  Corp.  IDA  Revenue  VRDN,  5.40%,  6/1/06,
     LOC:  First  Union  Bank,  NC                        3,675,000    3,675,000
State  Development  Bank  Special  GO  Bond  VRDN:
     5.09%,  6/1/20,  BPA:  AmSouth  Bank,  AMBAC  Insured
                                                         10,000,000   10,000,000
     5.09%,  10/1/20,  BPA:  AmSouth  Bank,  AMBAC  Insured
                                                         12,500,000   12,500,000

Missouri  -  1.7%
St.  Louis  IDA  Revenue  VRDN,  5.75%,  1/1/21,
     LOC:  Banca  Nazionale  Del  Lavoro                  9,300,000    9,300,000
State  IDA  Revenue  VRDN,  5.20,  9/1/08,
     LOC:  Morgan  Guaranty  Trust                        3,000,000    3,000,000
State  University  Capital  Projects  Revenue  Bonds,  5.25%,  6/29/01
                                                         15,000,000   15,063,443

Nebraska  -  0.3%
Lancaster  County  IDA  Revenue  VRDN,  6.25%,  8/15/09,
     LOC:  Wells  Fargo  Bank,  NA                        1,000,000    1,000,000
State  IDA  Revenue  VRDN,  6.35%,  12/1/04,  LOC:  Sanwa  Bank,  Ltd.
                                                          4,000,000    4,000,000

Nevada  -  0.2%
Henderson  Public  Improvement  Trust  Revenue  VRDN,  4.98%,  4/1/07,
     LOC:  Bank  of  America                              2,500,000    2,500,000

New  Hampshire  -  1.3%
State  MFH  Revenue  VRDN,  5.75%,  7/1/06,
     SURBD:  Continental  Casualty  Co.                  21,025,000   21,025,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
New  Jersey  -  0.4%
State  Health  Care  Facilities  Financing  Authority  Revenue  VRDN,
     6.625%,  7/1/17                                     $6,185,000   $6,422,476

New  York  -  7.0%
Long  Island  Electric  Power  Authority  Revenue  VRDN,  4.65%,  4/1/25,
     BPA:  Credit  Suisse,  MBIA  Insured                16,000,000   16,000,000
Municipal  Securities  Trust  Certificates  Revenue  VRDN:
     4.40%,  6/26/11,  BPA:  Bear  Stearns  Capital  Market
                                                         35,450,000   35,450,000
     4.53%,  5/11/13,  BPA:  Bear  Stearns  Capital  Market
                                                         34,850,000   34,820,985
Triborough  Bridge  and  Tunnel  Authority  Revenue  VRDN,
     5.05%,  1/1/03,  BPA:  Bank  of New York            25,300,000   25,300,000

North  Dakota  -  0.4%
Traill  County  Solid  Waste  Disposal  Revenue  VRDN,  5.25%,  3/1/13,
     LOC:  Wells  Fargo  Bank,  NA                        5,750,000    5,750,000

Ohio  -  1.6%
Piqua  IDA  Revenue  VRDN,  5.85%,  10/1/11,  LOC:  Sanwa  Bank,  Ltd.
                                                          5,800,000    5,800,000
State  Air  Quality  Development  Authority  Revenue  VRDN,
     4.70%,  8/1/20                                      14,100,000   14,100,000
State  MFH  Revenue  VRDN,  5.15%,  12/25/29,
     LOC:  Chase  Manhattan                               5,370,000    5,370,000

Oklahoma  -  1.7%
Tulsa  Airport  Trust  Revenue  Bonds,  VRDN  4.70%,  6/1/35
                                                         21,900,000   21,900,000
Tulsa  IDA  Revenue  VRDN,  4.80%,  11/1/14               5,000,000    5,000,000

Pennsylvania  -  6.5%
Allegheny  County  Port  Authority  Revenue  Notes,  5.00%,  6/29/01,
     LOC:  PNC  Bank  NA                                 10,000,000   10,029,056
Delaware  County  Authority  Revenue  VRDN,  5.00%,  7/1/14,
     LOC:  PNC  Bank  NA                                  8,300,000    8,300,000
Montgomery  County  Higher  Education  and  Health  Authority
     Revenue  Bond,  6.66%,  7/5/11,  AMBAC  Insured
                                                         16,000,000   16,590,191
Montgomery  County  IDA  Revenue  VRDN,  4.80%,  12/1/13,
     LOC:  First  Union  Bank,  NC                          150,000      150,000
Municipal  Securities  Trust  Certificates  Revenue  VRDN:
     4.99%, 2/1/03, BPA: Bear Stearns Capital Market     10,725,000   10,725,000
     4.80%,  4/15/06,  LOC:  Bear  Stearns  Capital  Market,  AMBAC  Insured
                                                         21,925,000   21,925,000
Philadelphia  MFH  Redevelopment  Authority  Revenue  VRDN,
     4.85%,  12/1/09,  LOC:  HSBC  Bank                   2,750,000    2,750,000
Temple  University  Higher  Education  Revenue  Bonds  VRDN:
     5.00%,  5/10/01                                     16,500,000   16,541,868
     5.00%, 1/1/26, BPA: Morgan Guaranty Trust           15,900,000   15,900,000
West  Cornwall  Township  Municipal  Authority  Revenue  VRDN,
     4.95%,  3/1/16,  LOC:  First  Union                  1,640,000    1,640,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Puerto  Rico  -  0.2%
Electric  Power  Authority  GO  VRDN:
     4.34%,  7/1/16,  BPA:  Merrill  Lynch               $1,000,000   $1,000,000
     4.10%,  7/1/22,  BPA:  Societe  Generale             2,250,000    2,250,000

South  Carolina  -  2.1%
Dorchester  County  IDA  Revenue  VRDN,  5.09%,  10/1/24,
     LOC: Bayerische Vereinsbank                          5,100,000    5,100,000
     Orangeburg  IDA  Revenue  VRDN,  5.05%,  6/1/08,  LOC:  FNB  Boston
                                                          3,450,000    3,450,000
     State  MFH  Revenue  VRDN:
     5.75%, 10/1/06, SURBD: Continental Casualty Co.     15,135,000   15,135,000
     5.75%,  7/1/07,  SURBD:  Continental  Casualty  Co.  9,415,000    9,415,000

Tennessee  -  7.9%
Coffee  County  IDA  Revenue  VRDN:
     6.70%,  12/1/01,  LOC:  Asahi  Bank                  9,000,000    9,000,000
5.04%,  5/1/12,  LOC:  Bank of America                    4,340,000    4,340,000
Knox  County  Health  Educational  and  MFH  Board  Revenue  VRDN,
     5.65%,  12/1/29, LOC: First Tennessee Bank           4,500,000    4,500,000
Memphis-Shelby  County  Airport  Authority  Revenue  Bonds  VRDN,
     4.70%,  9/1/12                                       4,975,000    4,975,000
Memphis-Shelby  County  IDA  Revenue  VRDN,  4.95%,  3/1/24,
     LOC:  National  Bank  of  Commerce,  TN              5,915,000    5,915,000
Sevier  County  Public  Building  Authority  Revenue  VRDN:
     4.90, 6/1/03, BPA: Kredietbank, AMBAC Insured       13,000,000   13,000,000
     4.90, 6/1/12, BPA: Kredietbank, AMBAC Insured        3,840,000    3,840,000
     4.90,  6/1/14,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                          3,000,000    3,000,000
     4.90,  6/1/17,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                          3,500,000    3,500,000
     4.90,  6/1/18,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                         23,805,000   23,805,000
     4.90,  6/1/19,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                         12,000,000   12,000,000
     4.90,  6/1/20,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                         15,795,000   15,795,000
     4.90,  6/1/21,  BPA:  Landesbank  Hessen-TH,  AMBAC  Insured
                                                          5,000,000    5,000,000

Texas  -  3.9%
Bexar  County  MFH  Revenue  VRDN,  5.94%,  5/1/30,
     LOC:  Heller  Financial                              3,710,000    3,710,000
Cleburne  IDA  Revenue  VRDN,  5.15%,  2/1/04,
     LOC:  National City Bank                             1,250,000    1,250,000
Grand  Prairie  IDA  Revenue  VRDN,  4.70%,  12/1/06,
     LOC:  PNC  Bank,  N.A.                               1,700,000    1,700,000
Fort  Worth  International  Airport  Facilities  Revenue  Bond  VRDN,
     4.60%,  11/1/30,  GA:  Bank  of  America            21,600,000   21,600,000
Harris  County  IDA  Revenue  VRDN:
     6.35%,  8/1/01,  LOC:  Bank  of  Tokyo-Mitsubishi,  Ltd.
                                                          4,700,000    4,700,000
     6.35%,  8/1/01,  LOC:  Sakura  Bank                  3,500,000    3,500,000
Harris  County  MFH  Revenue  VRDN,  5.94%,  6/1/30,
     LOC:  Heller  Financial                              5,500,000    5,500,000
San  Antonio  MFH  Revenue VRDN, 4.90%, 4/15/27           6,695,000    6,695,000
State  Revenue  VRDN,  5.10%,  8/31/01,  BPA:  Lehman  Brothers
                                                         13,000,000   13,000,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Utah  -  3.1%
Municipal  Securities  Trust  Certificates  Revenue  VRDN,
     4.66%, 5/6/13, LOC: Bear Stearns Capital Markets   $34,050,000  $34,050,000
State GO Bonds, 4.50%, 7/1/09, BPA: Merrill Lynch        16,085,000   16,085,000

Vermont  -  0.5%
Vermont  Student  Assistance  Corporation  Education  Loan
     Revenue  Bonds,  4.75%,  6/15/01                     8,380,000    8,380,000

Virginia  -  1.1%
Chesterfield  County  IDA  Revenue  VRDN,  4.90%,  4/1/33,
     BPA:  Merrill  Lynch                                14,270,000   14,270,000
Henrico  County  IDA  Revenue  VRDN,  5.15%,  10/1/08,
     LOC:  De  Lage  Landen                               2,500,000    2,500,000

Washington  -  0.7%
Port of Longview IDA Revenue VRDN, 5.75%, 12/1/19         4,420,000    4,420,000
State  Public  Power  Supply  System  Revenue  VRDN,  6.875%,  7/1/17
                                                          5,900,000    6,140,924

West  Virginia  -  0.3%
Harrison  County  IDA  Revenue  VRDN,  5.00%,  6/1/14,
     LOC:  Soci  t  Generale                              4,140,000    4,140,000

Wisconsin  -  1.4%
Grafton  IDA  Revenue  VRDN,  5.15%,  12/1/17,
     LOC:  Firstar  Bank,  Milwaukee                      2,685,000    2,685,000
Ladysmith  Solid  Waste  Disposal  Facilities  Revenue  VRDN,
     6.25%, 3/1/29, LOC: Union Bank of California        12,525,000   12,525,000
State  Health  &  Educational  Facilities  Authority  Revenue  VRDN,
     4.90%, 11/01/23, LOC: Firstar Bank, Milwaukee        8,200,000    8,200,000

Other  -  7.3%
ABN  Amro  Chicago  Corp.  LeaseTOPS  Trust  Certificates  VRDN:
     5.21%,  3/5/03,  BPA:  LaSalle  Bank                10,630,865   10,630,865
     5.21%,  7/2/03,  BPA:  LaSalle  Bank                 2,354,000    2,354,000
     4.97%,  3/1/10,  BPA:  ABN  Amro  Bank              17,585,000   17,585,000
IBM  Tax  Exempt  Grantor  Trust  VRDN,  5.09%,  2/15/06,
     GA:  Merrill  Lynch                                 12,835,000   12,835,000
Lehman  Brothers  Pooled  Trust  Receipts  VRDN,  5.25%,  7/1/12,
     BPA: Bank of America, LOC: Industrial Bank of Japan 20,000,000 20,000,000 Pitney Bowes Corporation LeaseTOPS Trust Certificates VRDN,
     5.15%,  10/10/01,  BPA:  Pitney  Bowes  Credit      23,384,568   23,384,568
Puttable  Floating  Option  Tax  Exempt  Receipts,  4.60%,  01/31/01,
     BPA:  Merrill  Lynch                                29,375,000   29,375,000


               TOTAL INVESTMENTS (Cost $1,567,215,976) - 98.2%     1,567,215,976
               Other assets and liabilities, net - 1.8%               29,476,972
               Net  Assets-  100.0%                               $1,596,692,948

Net  Assets  Consist  Of:                                                  Value
Paid  in  capital  applicable  to  the  following shares of beneficial interest, unlimited  number  of  no  par  shares  authorized:
     Class  O:  1,254,032,624  shares  outstanding                $1,253,920,276
     Institutional  Class:  300,397,509  shares  outstanding         300,394,686
     Class  T:  42,312,635  shares  outstanding                       42,312,635
Undistributed  net  investment  income                                    93,792
Accumulated  net  realized  gain  (loss)  on  investments               (28,441)

               Net  Assets                                        $1,596,692,948

Net  Asset  Value  Per  Share
Class  O  (based  on  net  assets  of  $1,253,986,971)                     $1.00
Institutional  Class  (based  on net assets of $300,392,873)               $1.00
Class  T  (based  on  net  assets  of  $42,313,104)                        $1.00





See  notes  to  financial  statements.

Limited-Term  Portfolio
statement  of  net  assets
December  31,  2000

                                                          Principal
Municipal  Obligations  -  98.4%                             Amount        Value
Alabama  -  3.8%
Calhoun  County  Economic  Development  Council  Revenue  VRDN,
     5.25%,  3/1/13,  LOC:  FNB  Boston                  $1,700,000   $1,700,000
MFH  Revenue  VRDN:
     5.375%,  9/1/30,  LOC:  Colonial  Bank               6,595,000    6,596,385
     5.70%,  12/1/30,  LOC:  Colonial  Bank               6,410,000    6,410,000
Mobile  Industrial  Development  Building  Revenue  VRDN,
     5.48%,  12/01/02                                     1,000,000    1,000,000
Selma  IDA  &  Pollution  Control  Revenue  VRDN,  5.50%,  7/15/08,
     GA:  International  Paper                            2,000,000    2,006,100

Arizona  -  2.6%
Glendale  County  IDA  Revenue  Bonds,  4.10%,  12/1/13,
     LOC:  Dresdner  Bank                                 2,000,000    1,973,900
Mohave County IDA Revenue VRDN, 5.45%, 1/16/01           10,000,000   10,000,000

Arkansas  -  3.9%
Springdale IDA Revenue VRDN, 6.40%, 10/1/29, IA: FGIC    16,500,000   16,499,010
State  MFH  Revenue  VRDN,  4.09%,  11/1/36,  LOC:  First  Tennessee  Bank
                                                          1,525,000    1,525,000

California  -  3.0%
Pitney  Bowes  Credit  Corporation  LeaseTops  Trust  VRDN,
     5.15%,  10/10/01,  BPA:  Pitney  Bowes  Credit         488,290      488,290
San  Diego  County  School  District  Tax  &  Revenue  Anticipation  Notes,
     6.00%,  10/4/01                                     10,000,000   10,170,700
State  Department  Veterans  Affairs  Revenue  VRDN,  3.65%,  12/1/19
                                                          3,160,000    3,154,818

Colorado  -  1.6%
Denver  City  &  County  Airport  Revenue  Bond:
     4.50%,  11/15/01,  AMBAC  Insured                    3,000,000    3,000,000
     6.75%,  11/15/22,  Escrowed  in  US  Government  Securities
                                                          1,995,000    2,123,099
Denver  City  &  County  IDA  Revenue  Bond,  4.90%,  7/1/11,
     LOC:  Credit  Suisse  First  Boston                  2,200,000    2,205,874

District  of  Columbia  -  5.4%
GO  Bonds:
     5.50%,  6/1/01                                      17,650,000   17,736,309
     5.50%,  6/1/01,  FSA  Insured                        2,000,000    2,011,980
     5.10%,  6/1/02,  FSA  Insured                        5,055,000    5,120,968

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Florida  -  6.8%
Alachua  County  IDA  Revenue  VRDN,  5.00%,  3/1/30,
     Asset Guaranty Insured                             $13,000,000  $13,000,000
Harmony  Community  Development  District  Bond
     Anticipation  Notes,  5.25%,  12/20/01,  LOC:  Harris  Trust
                                                          5,000,000    5,041,800
Miami  Dade  County  School  Board  Corp.  Bonds,  5.00%,  8/1/01,
     FSA  Insured                                         3,000,000    3,017,820
Palm  Beach  Housing  Finance  Authority  Mallards  Cove  Revenue
     VRDN,  6.175%,  3/1/22,  Fireman's  Insurance  Co.  Insured
                                                          4,680,000    4,680,000
State  MFH  Revenue  VRDN,  5.40%,  12/1/09,
     SURBD:  Continental  Casualty  Co.                   6,000,000    6,003,960

Georgia  -  3.9%
Burke  County  Pollution  Control  Revenue  VRDN,  4.53%,  9/1/30
                                                          8,500,000    8,472,630
Columbus Downtown IDA Revenue Bond, 6.50%, 7/1/29         3,900,000    3,902,418
Crisp  County  Development  Authority  Solid  Waste  Disposal  Revenue
     VRDN, 5.35%, 9/1/10, GA: International Paper         5,775,000    5,777,541

Hawaii  -  0.1%
Honolulu  MFH  Revenue  VRDN,  5.65%,  6/1/20,
     LOC:  Bank  of  Hawaii                                 325,000      325,000

Illinois  -  1.1%
State  Development  Finance  Authority  Waste  Disposal  Revenue  Bond,
     7.125%,  1/1/01                                      5,000,000    5,000,800

Kentucky  -  8.0%
Calvert  County  Pollution  Control  Revenue  VRDN,  5.48%,  7/1/23
                                                          3,000,000    3,000,000
Iberville  Parish  Pollution  Control  Revenue  VRDN,  5.48%,  10/1/12
                                                          6,200,000    6,200,000
Kentucky  Higher  Education  Student  Loan  Corp.  Revenue  VRDN,
     4.50%,  2/8/01                                       4,025,000    4,025,000
Russell  Bon  Secours  Health  System  Revenue  Bonds,  5.85%,  11/15/05
                                                         10,000,000   10,005,900
Trimble  County  Pollution  Control  Revenue  VRDN,  5.40%,  2/8/01
                                                         14,000,000   14,000,000

Louisiana  -  2.4%
Housing  Finance  Agency  Mortgage  Revenue  VRDN,  6.438%,  6/1/30,
     GIC:  Bayer  Landsbk                                 2,797,926    2,797,926
State  MFH  Revenue  Bond  Anticipation  Notes,  6.25%,  10/1/01
                                                          8,300,000    8,302,490

Maryland  -  1.8%
Baltimore  Revenue  Bonds,  The  Zamoiski  Company  Project,
     7.429%,  12/1/09                                     6,497,346    6,497,346
State  Energy  Financing  Administration  &  Solid  Waste  Disposal
     Revenue  VRDN,  5.35%,  9/1/10,  GA:  International  Paper
                                                          1,950,000    1,953,061

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Minnesota  -  4.5%
Arden  Hills  Housing  and  Healthcare  Facilities  Revenue  VRDN,
     4.33%,  9/1/29,  LOC:  US  Bank  -  National  Association
                                                         $7,980,000   $7,980,000
Shakopee  Health  Care  Facility  Revenue  Bonds:
     6.50%,  10/1/20                                      2,685,000    2,660,217
     6.50%,  11/1/30                                      3,380,000    3,380,710
St. Paul Port Authority Revenue Bonds, 5.60%, 7/1/12      6,690,000    6,690,334

Mississippi  -  3.7%
State  Highway  Revenue  Bonds, 4.50%, 6/1/01            17,370,000   17,407,867

Missouri  -  4.3%
State  Health  &  Educational  Facilities  Authority  Revenue  VRDN,
     4.9%,  10/1/24,  BPA:  Bank  of  America                65,000       65,000
State  Environmental  Improvement  &  Energy  Resources  Revenue
     VRDN  5.45%,  7/1/17                                19,800,000   19,800,000

New  Mexico  -  3.0%
Roaring  Fork  Single  Family  Mortgage  Program  VRDN,  5.11%,  3/1/06,
     BPA:  Bank  of  New  York                           13,830,000   13,830,000

New  York  -  9.4%
Dormitory Authority Revenue Bonds, 5.00%, 2/15/01         3,865,000    3,868,710
New  York  City  IDA  VRDN,  5.25%,  1/1/24,  BPA:  Bank  of  New  York
                                                          3,900,000    3,900,000
Orange County IDA VRDN, 6.27%, 12/1/05, LOC: Summit Bank  1,795,000    1,795,000
State  COPs  Revenue  Bonds:
     4.75%,  2/1/01                                      13,635,000   13,642,363
     4.00%,  3/1/01                                       5,830,000    5,828,892
     5.00%,  3/1/01                                      14,680,000   14,701,873

North  Dakota  -  1.1%
Three  Affiliated  Tribes  of  the  Fort  Berthold  Reservation  Revenue  Bonds,
     6.25%,  11/1/19                                      5,000,000    5,019,250

Ohio  -  2.1%
Water Development Authority Revenue Bond, 4.25%, 6/1/33  10,000,000    9,952,400

Oklahoma  -  3.5%
State  Housing  Development  Authority  Revenue  Bonds,
     5.30%,  11/1/05                                      5,625,000    5,708,419
Tulsa  MFH  Revenue  Bonds:
     6.05%,  6/1/03,  IA:  FGIC                           4,000,000    4,005,160
     6.25%,  11/1/01                                      6,450,000    6,452,967

Pennsylvania  -  0.4%
Philadelphia  MFH Revenue Bonds, 5.10%, 12/1/03           2,000,000    2,006,180

Rhode  Island  -  1.1%
State  Housing  &  Mortgage  Financing  Corporation  Revenue  Bonds,
     5.00%,  10/1/02,  GIC:  Caisse  Des Depots           5,000,000    5,054,050

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
South  Carolina  -  2.6%
Jobs-Economic  Development  Authority  Health  Revenue,
     6.50%,  10/1/04                                     $6,750,000   $6,704,505
State Education Assistance Authority, 4.75%, 9/1/01       5,375,000    5,391,609

Texas  -  0.9%
Brazos River Authority Revenue Bonds, 5.50%, 6/1/30       4,000,000    4,000,000

Virginia  -  7.2%
Chesterfield  County  IDA  Bon  Secours  Revenue  VRDN,
     5.70%,  11/15/30                                     6,000,000    6,031,140
Henrico  County  Economic  Development  Authority
     Revenue  Anticipation  Notes,  5.75%,  11/15/30      7,000,000    7,028,420
Henry  County,  5.00%,  7/6/01                            5,375,000    5,385,051
Louisa  IDA  Solid  Waste  Disposal  Revenue  VRDN,  4.90%,  9/1/30
                                                         15,000,000   15,031,350

West  Virginia  -  4.9%
Economic  Development  Authority  Commercial  Revenue,  8.00%,  4/1/25
                                                         23,000,000   22,721,700

Wisconsin  -  3.4%
De  Pere  IDA  Revenue  Bond,  4.80%,  6/1/29,  IDA:  Bank  of  America
                                                         10,000,000    9,999,700
Forest County Potawatomie Community, 5.75%, 12/15/04      1,745,000    1,705,144
State  GO  Bonds,  5.10%,  5/1/01                         4,000,000    4,013,560

Wyoming  -  0.9%
Albany  County  Pollution  Control  Revenue  Bond,  5.30%,  12/1/15
                                                          4,100,000    4,102,009

Other  -  1.0%
ABN  Amro  Chicago  Corp.  LeaseTops  Trust  Certificates:
     5.21%,  3/5/03,  BPA:  LaSalle  Bank                   390,341      390,341
     5.21%,  7/2/03,  BPA:  LaSalle  Bank                   854,000      854,000
Fort  Mojave  Indian  Tribe  of  Arizona,  California  and  Nevada
     Public  Facilities  Combined  LO  and  Revenue  Bonds  Adjustable
     Rate and Tender Series A of 1993, 12.00%,12/1/18     3,390,180    3,390,180


               TOTAL  INVESTMENTS  (Cost  $456,065,228)  -  98.4%    456,224,226
               Other  assets and liabilities, net - 1.6%               7,240,415
               Net  Assets  -  100.0%                               $463,464,641

Net  Assets  Consist  Of  :
Paid  in  capital  applicable  to  43,470,473  shares  of  beneficial  interest,
     unlimited  number  of  no par shares authorized:               $463,644,233
Undistributed  net  investment  income                                    32,689
Accumulated  realized  gain  (loss)  on  investments                   (371,279)
Net  unrealized appreciation (depreciation) on investments               158,998

               Net  Assets                                          $463,464,641

               Net  Asset  Value  Per  Share                              $10.66
See  notes  to  financial  statements.

Long-Term  Portfolio
Statement  of  Net  assets
December  31,  2000

                                                          Principal
Municipal  Obligations  -  109.6%                            Amount        Value
Alabama  -  3.8%
Colbert  County  Industrial  Development  Board  Revenue  Bonds,
     5.25%,  10/1/11,  LOC:  SouthTrust  Bank,  AL       $2,000,000   $2,000,000

Alaska  -  3.2%
Energy  Authority  Revenue  Bonds,  5.00%,  7/1/21,  FSA  Insured
                                                          1,705,000    1,653,935

Arizona  -  4.4%
Maricopa  County  School  District  69  GO  Bonds,  6.25%,  7/1/14,
     FSA  Insured                                         2,000,000    2,318,260

California  -  6.1%
Foothill  Eastern  Corridor  Toll  Road  Revenue  Bonds,  5.00%,  1/15/16,
     MBIA  Insured                                        2,000,000    2,042,540
Los  Angeles  Unified  School  District  GO  Bonds,  6.00%,  7/1/15,
     FGIC  Insured                                        1,000,000    1,169,040

Florida  -  8.3%
Dade County GO Bonds, 7.75%, 10/1/18, AMBAC Insured       2,000,000    2,669,120
Dade  County  IDA  Revenue Bonds, 8.00%, 6/1/22           1,600,000    1,669,472

Georgia  -  4.3%
Municipal  Gas  Authority  and  Gas  Revenue  VRDN,  5.50%,11/1/07,
     LOC:  Bank  of  America                              2,250,000    2,250,000

Illinois  -  6.3%
Development  Finance  Authority  Revenue  Bonds,  5.75%,  5/15/14
                                                          2,000,000    2,111,700
Student  Assistance  Community  Student  Loan  Revenue  Bonds,
     5.10%,  9/1/08                                       1,135,000    1,171,263

Louisiana  -  5.1%
Local  Government  Enviromental  Facilities  Revenue  Bonds,
     6.30%,  7/1/30,  AMBAC  Insured                      1,000,000    1,171,790
Public  Facility  Authority  MFH  Revenue  Bonds,  7.00%,  6/1/24
                                                          1,615,000    1,525,545

Maryland  -  4.2%
Cambridge  Economic  Development  Revenue  Bonds,  8.50%,  4/1/14
                                                          2,100,000    2,227,596

Massachusetts  -  9.9%
Malden  GO Bonds, 4.50%, 10/1/18, AMBAC Insured           2,000,000    1,871,880
Water  Resource  Authority  Revenue  Bonds,
     5.50%,  8/1/15,  FSA  Insured                        1,500,000    1,619,010
     4.00%,  12/1/18,  MBIA  Insured                      2,000,000    1,707,700

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
Nevada  -  3.5%
Clark County GO Bonds, 4.50%, 1/1/08, FGIC Insured       $2,000,000   $1,828,100

New  York  -  5.4%
Port  Authority  New  York  and  New  Jersey,  Consolidated  Revenue  Bonds,
     6.125%,  6/1/94                                      2,500,000    2,818,275

North  Carolina  -  3.6%
Community  Health  Care  Facility-Duke  University  Revenue  Bonds,
     4.75%,  6/1/21                                       1,000,000      932,200
Eastern  Municipal  Power  Agency  Revenue  Bonds,  4.50%,  1/1/24
                                                          1,040,000      962,655

North  Dakota  -  5.3%
Fargo  Lease  Revenue  Bonds,  5.60%,  10/1/21,  AMBAC  Insured
                                                          2,690,000    2,776,268

Ohio  -  4.0%
Cuyahoga  County  Hospital  Revenue  Bonds,  6.25%,  8/15/10,
     MBIA  Insured                                        2,000,000    2,109,460

Rhode  Island  -  1.1%
Port  Authority  &  Economic  Development  Corp.  Airport  Revenue  Bonds,
     7.00%,  7/1/14,  FSA  Insured                          500,000      592,885

South  Carolina  -  2.4%
Charleston  County  Resource  Recovery  Revenue  Bonds,  5.10%,  1/1/08,
     AMBAC  Insured                                       1,225,000    1,259,104

Tennessee  -  5.6%
Nashville  &  Davidson  County  Health  &  Educational  Facilities
     Board  Revenue  Bonds,  5.00%,  10/1/2019            3,000,000    2,963,820

Texas  -  14.4%
El  Paso  Independent  School  District,  GO  Bonds,  4.75%,  10/1/18
                                                          2,500,000    2,383,500
North  Forest  Independent  School  District,  GO  Bonds:
     6.25%,  8/15/16                                      2,045,000    2,108,886
     6.10%,  8/15/30                                      1,000,000    1,006,640
Tarrant  County  Health  Facilities  Development  Corp.  Revenue  Bonds,
     Texas  Health  Resources,  5.75%,  2/15/15,  MBIA  Insured
                                                          2,000,000    2,074,440

Vermont  -  1.8%
Education  &  Health  Buildings  Financing  Agency  Revenue  Bonds,
     5.00%,  11/1/38                                      1,000,000      949,580

Virgin  Islands  -  2.0%
Virgin  Islands  Public  Finance  Authority  Revenue  Bond,
     6.375%,  10/1/19                                     1,000,000    1,049,100

Virginia  -  3.0%
Chesapeake  Bay  Bridges  and  Tunnel  Revenue  Bonds,  5.50%,  7/1/25,
     MBIA  Insured                                        1,500,000    1,598,670

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
West  Virginia  -  1.9%
Economic  Development  Authority  Revenue  Bonds,  8.00%,  4/1/25
                                                         $1,000,000     $987,900


               TOTAL INVESTMENTS (Cost $55,600,464) -109.6 %          57,580,334
               Other  assets  and  liabilities,  net  -  (9.6%)      (5,063,281)
               Net  Assets  100.0%                                   $52,517,053


Net  Assets  Consist  Of:
Paid  in  capital  applicable  to  3,189,803  shares  of  beneficial  interest,
     unlimited  number  of  no  par  value  shares  authorized:      $51,642,603
Undistributed  net  investment  income                                    31,426
Accumulated  net  realized  gain (loss) on investments               (1,136,846)
Net  unrealized  appreciation  (depreciation)  on  investments         1,979,870

               Net  Assets                                           $52,517,053

               Net  Asset  Value  Per  Share                              $16.46






Explanation  of  Guarantees:
BPA:  Bond-Purchase  Agreement     LOC:  Letter  of  Credit
C/LOC:  Collateralized  LOC        SURBD:  Surety  Bond
GA:  Guaranty  Agreement

Abbreviations:
COPs: Certificates  of  Participation      IDA: Industrial Development Authority
FGIC:  Federal  Guaranty  Insurance  Company   LO:  Limited  Obligation
FHLB: Federal  Home  Loan  Bank       MBIA: Municipal Bond Insurance Association
FSA:  Financial  Security  Advisor         MFH:  Multi-Family  Housing
GIC:  Guaranteed  Investment  Contract     VRDN:  Variable  Rate  Demand  Notes
GO:  General  Obligation


  Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See  notes  to  financial  statements.

Statements  of  Operations
Year  Ended  December  31,  2000

                                  Money Market     Limited-Term        Long-Term
Net  Investment  Income              Portfolio        Portfolio        Portfolio
Investment  Income:
     Interest  income              $69,746,158      $23,611,712       $2,876,967

Expenses:
     Investment  advisory  fee       3,066,859        2,879,285          300,888
     Transfer  agency  fees  and  expenses
                                     1,829,132          257,372           29,153
     Distribution  Plan  expenses:
          Class  A                           -                -           45,133
          Class  T                     100,454                -                -
     Trustees' fees and expenses       138,794           43,755            4,282
     Administrative  fees:
          Class  O                   3,272,817                -                -
          Class  A                           -           39,215            4,098
          Institutional  Class         122,808                -                -
          Class  T                     104,471                -                -
     Accounting  fees                   87,160           60,734           15,864
     Custodian  fees                   182,208           57,941           16,387
     Registration  fees                 52,688           41,112           18,371
     Reports  to  shareholders         252,515           49,349            7,266
     Professional  fees                 42,027           17,642            7,235
     Miscellaneous                      76,036           20,880            2,770
               Total  expenses       9,327,969        3,467,285          451,447
               Fees paid indirectly  (282,394)         (97,463)         (25,175)
                    Net  expenses    9,045,575        3,369,822          426,272

             Net Investment Income  60,700,583       20,241,890        2,450,695

Realized  and  Unrealized  Gain
(Loss)  on  Investments
Net  realized  gain  (loss)  on  investments
                                       137,385        (137,231)        (352,925)
Change  in  unrealized  appreciation  or  (depreciation)
                                             -        1,306,556        4,039,180

          Net  Realized  and  Unrealized
          Gain (Loss) on Investments   137,385        1,169,325        3,686,255

          Increase  (Decrease)  in  Net  Assets
         Resulting from Operations $60,837,968      $21,411,215       $6,136,950


See  notes  to  financial  statements.

Money  Market  Portfolio
Statements  of  Changes  in  Net  Assets

                                                   Year Ended         Year Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                  2000              1999
Operations:
     Net  investment  income                        $60,700,583      $50,432,267
     Net  realized  gain  (loss)                        137,385        (266,565)

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations           60,837,968       50,165,702

Distributions  to  shareholders  from:
     Net  investment  income:
          Class  O  shares                         (48,674,945)     (39,960,319)
          Institutional  Class  shares             (10,441,812)     (10,044,850)
          Class  T  shares                          (1,469,917)        (605,836)
               Total  distributions                (60,586,674)     (50,611,005)

Capital  share  transactions:
     Shares  sold:
          Class  O  shares                        1,421,825,714    1,654,910,623
          Institutional  Class  shares            3,182,935,026    3,266,828,573
          Class  T  shares                           74,354,182       82,654,106
     Reinvestment  of  distributions:
          Class  O  shares                           47,658,597       39,057,337
          Institutional  Class  shares                6,434,901        5,350,278
          Class  T  shares                            1,459,934          600,876
     Shares  redeemed:
          Class  O  shares                      (1,493,638,694)  (1,770,984,377)
          Institutional  Class  shares          (3,126,560,211)  (3,281,531,974)
          Class  T  shares                         (70,559,646)     (46,196,817)
               Total capital share transactions      43,909,803     (49,311,375)

Total  Increase  (Decrease)  in  Net Assets          44,161,097     (49,756,678)

Net  Assets
Beginning  of  year                               1,552,531,851    1,602,288,529
End  of  year  (including  undistributed  net  investment
    income of $93,792 and $23,269, respectively) $1,596,692,948   $1,552,531,851

                                                     Year Ended       Year Ended
                                                   December 31,     December 31,
Capital  Share  Activity                               2000             1999
Shares  sold:
     Class  O  shares                             1,421,825,714    1,654,910,623
     Institutional  Class  shares                 3,182,935,026    3,266,828,573
     Class  T  shares                                74,354,182       82,654,106
Reinvestment  of  distributions:
     Class  O  shares                                47,658,597       39,057,337
     Institutional  Class  shares                     6,434,901        5,350,278
     Class  T  shares                                 1,459,934          600,876
Shares  redeemed:
     Class  O  shares                           (1,493,638,694)  (1,770,984,377)
     Institutional  Class  shares               (3,126,560,211)  (3,281,531,974)
     Class  T  shares                              (70,559,646)     (46,196,817)
          Total  capital  share  activity            43,909,803     (49,311,375)

See  notes  to  financial  statements.

Limited-Term  Portfolio
Statements  of  Changes  in  Net  Assets

                                                     Year Ended       Year Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                   2000             1999
Operations:
     Net  investment  income                        $20,241,890      $19,328,307
     Net  realized  gain  (loss)                      (137,231)        (270,725)
     Change  in  unrealized  appreciation  or  (depreciation)
                                                      1,306,556      (3,679,858)

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations           21,411,215       15,377,724

Distributions  to  shareholders  from:
     Net  investment  income                        (20,260,619)    (19,327,414)
     Net  realized  gain  on  investments                      -        (20,908)
          Total  distributions                      (20,260,619)    (19,348,322)

Capital  share  transactions:
     Shares  sold                                    268,137,243     338,338,048
     Reinvestment  of  distributions:                 17,539,511      16,228,878
     Shares  redeemed                               (347,105,772)  (374,065,345)
          Total capital share transactions           (61,429,018)   (19,498,419)

Total  Increase  (Decrease) in Net Assets            (60,278,422)   (23,469,017)

Net  Assets
Beginning  of  year                                   523,743,063    547,212,080
End  of  year  (including  undistributed  net  investment
     income of $32,689 and $69,352, respectively)    $463,464,641   $523,743,063

Capital  Share  Activity
Shares  sold                                           25,165,061     31,666,326
Reinvestment  of  distributions                         1,648,979      1,521,419
Shares  redeemed                                     (32,581,083)   (35,023,392)
     Total  capital  share  activity                  (5,767,043)    (1,835,647)

See  notes  to  financial  statements.

Long-Term  Portfolio
Statements  of  Changes  in  Net  Assets

                                                     Year Ended       Year Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                   2000             1999
Operations:
     Net  investment  income                         $2,450,695       $2,442,655
     Net  realized  gain  (loss)                      (352,925)        (786,588)
     Change  in  unrealized  appreciation  or  (depreciation)
                                                      4,039,180      (4,280,900)

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations            6,136,950      (2,624,833)

Distributions  to  shareholders  from:
     Net  investment  income                        (2,426,478)      (2,435,609)
     Net  realized  gain  on  investments                     -        (245,663)
          Total  distributions                      (2,426,478)      (2,681,272)

Capital  share  transactions:
     Shares  sold                                     2,524,414        8,428,904
     Reinvestment  of  distributions                  2,048,727        2,272,572
     Shares  redeemed                               (6,912,420)     (11,926,958)
          Total  capital share transactions         (2,339,279)      (1,225,482)

Total  Increase  (Decrease)  in  Net  Assets          1,371,193      (6,531,587)

Net  Assets
Beginning  of  year                                  51,145,860       57,677,447
End  of  year  (including  undistributed  net  investment
     income of $31,426 and $8,673, respectively)    $52,517,053      $51,145,860

Capital  Share  Activity
Shares  sold                                            159,991          509,993
Reinvestment  of  distributions                         130,768          141,172
Shares  redeemed                                      (444,486)        (738,580)
     Total  capital  share  activity                  (153,727)         (87,415)

See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O Shares. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively. Effective March 1, 1999, Money Market began to offer Class T Shares. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Class T Shares are sold without a sales charge.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "AmeritasAcacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                      First           Next             Over
                 $500  Million     $500  Million     $1  Billion
Money  Market          .25%           .20%             .15%
Limited-Term           .60%           .50%             .40%
Long-Term              .60%           .50%             .40%

Under the terms of the agreement, $463,608, $297,130, and $33,486 were payable at year end for Money Market, Limited-Term and Long-Term, respectively. The Advisors Group, Inc. ("TAG"), also a wholly-owned subsidary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class T and Institutional Class of Money Market pay annual rates of .26%, .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $304,140, $3,255, and $2,690 were payable at year end for Money Market, Limited-Term, and Long-Term respectively.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class T of
Money Market and       Long-Term, allow the Portfolio to pay the distributor for
expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% on Class T of Money Market and .35% on Long-Term.

The Distributor paid $14,592 in addition to the commissions charged on sales of Limited-Term. The Distributor received $6,256 as its portion of commissions charged on sales of Long-Term. Under the terms of the agreement, $9,356 and $3,958 were payable at year end for Money Market and Long-Term, respectively. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $956,325, $33,198, and $3,583 for the year ended December 31, 2000 for Money Market, Limited-Term and Long-Term, respectively. Under the terms of the agreement, $72,987, $2,569, and $289 were payable at year end for Money Market, Limited-Term and Long-Term, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were:

                                                    Limited-Term       Long-term
Purchases                                           $228,740,568     $47,725,457
Sales                                                224,762,793      37,613,672

Money  Market  held  only  short-term  investments.

The cost of investments owned at December 31, 2000 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of December 31, 2000:

                                  Money Market     Limited-Term        Long-Term
Unrealized  appreciation                     -         $531,319       $2,158,685
Unrealized  (depreciation)                   -        (372,321)        (178,815)
     Net                                     -         $158,998       $1,979,870


Capital  loss  carryforwards           $28,441         $371,279       $1,095,959
Expiration  dates                         2007        2007-2008        2007-2008

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended December 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Money  Market  Portfolio
Financial  Highlights

                                                          Years  Ended
                                                   December 31,     December 31,
Class  0  Shares                                       2000             1999
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                               .039             .030
Distributions  from
     Net  investment  income                             (.039)           (.030)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                             3.95%            3.04%
Ratios  to  average  net  assets:
     Net  investment  income                              3.87%            2.97%
     Total  expenses                                       .65%             .65%
     Expenses  before  offsets                             .65%             .65%
     Net  expenses                                         .63%             .64%
Net  assets,  ending  (in  thousands)                $1,253,987       $1,277,935





                                                  Years  Ended
                                  December 31,     December 31,     December 31,
Class  O  Shares                     1998             1997              1996
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income              .032             .033             .033
Distributions  from
     Net  investment  income            (.032)           (.033)           (.033)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            3.22%            3.38%            3.33%
Ratios  to  average  net  assets:
     Net  investment  income             3.17%            3.32%            3.28%
     Total  expenses                      .65%             .65%             .65%
     Expenses  before  offsets            .65%             .65%             .65%
     Net  expenses                        .64%             .64%             .64%
Net assets, ending (in thousands)   $1,355,322       $1,405,350       $1,550,731

Money  Market  Portfolio
Financial  Highlights

                                                          Years  Ended
                                                   December 31,     December 31,
Institutional  Class/MMP                                2000           1999
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                               .042             .033
Distributions  from
     Net  investment  income                             (.042)           (.033)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                             4.30%            3.39%
Ratios  to  average  net  assets:
     Net  investment  income                              4.26%            3.36%
     Total  expenses                                       .31%             .31%
     Expenses  before  offsets                             .31%             .31%
     Net  expenses                                         .29%             .29%
Net  assets,  ending  (in  thousands)                  $300,393         $237,544




                                                 Years  Ended
                                  December 31,     December 31,     December 31,
Institutional  Class/MMP              1998            1997             1996
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income              .035             .031             .030
Distributions  from
     Net  investment  income            (.035)           (.031)           (.030)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            3.58%            3.12%            2.68%
Ratios  to  average  net  assets:
     Net  investment  income             3.54%            3.37%            2.65%
     Total  expenses                      .30%             .63%            1.29%
     Expenses  before  offsets            .30%             .63%            1.29%
     Net  expenses                        .29%             .62%            1.28%
Net assets, ending (in thousands)     $246,967          $51,087          $33,160

Money  Market  Portfolio
Financial  Highlights


                                                           Periods  Ended
                                                   December 31,     December 31,
Class  T  Shares                                      2000            1999^^
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                               .037             .025
Distributions  from
     Net  investment  income                             (.037)           (.025)
Net  asset  value,  ending                                $1.00            $1.00

Total  return*                                            3.73%            2.50%
Ratios  to  average  net  assets:
     Net  investment  income                              3.67%         2.90%(a)
     Total  expenses                                       .86%          .85%(a)
     Expenses  before  offsets                             .86%          .85%(a)
     Net  expenses                                         .85%          .84%(a)
Net  assets,  ending  (in  thousands)                   $42,313          $37,053

Limited-Term  Portfolio
Financial  Highlights

                                                           Years  Ended
                                                   December 31,     December 31,
                                                       2000              1999
Net  asset  value,  beginning                            $10.64           $10.71
Income  from  investment  operations
     Net  investment  income                                .45              .37
     Net  realized  and  unrealized  gain  (loss)           .02            (.07)
          Total  from  investment  operations               .47              .30
Distributions  from
     Net  investment  income                              (.45)            (.37)
Total  increase  (decrease)  in  net  asset  value          .02            (.07)
Net  asset  value,  ending                               $10.66           $10.64

Total  return*                                            4.53%            2.86%
Ratios  to  average  net  assets:
     Net  investment  income                              4.22%            3.47%
     Total  expenses                                       .72%             .71%
     Expenses  before  offsets                             .72%             .71%
     Net  expenses                                         .70%             .70%
Portfolio  turnover                                         82%              78%
Net  assets,  ending  (in  thousands)                  $463,465         $523,743



                                                  Years  Ended
                                  December 31,     December 31,     December 31,
                                      1998             1997             1996
Net  asset  value,  beginning           $10.70           $10.69           $10.72
Income  from  investment  operations
     Net  investment  income               .40              .42              .44
     Net  realized  and  unrealized  gain  (loss)
                                           .01              .01            (.03)
          Total from investment operations .41              .43              .41
Distributions  from
     Net  investment  income             (.40)            (.42)            (.44)
Total  increase  (decrease)  in  net  asset  value
                                           .01              .01            (.03)
Net  asset  value,  ending              $10.71           $10.70           $10.69

Total  return*                           3.87%            4.07%            3.94%
Ratios  to  average  net  assets:
     Net  investment  income             3.70%            3.91%            4.12%
     Total  expenses                      .71%             .70%             .71%
     Expenses  before  offsets            .71%             .70%             .71%
     Net  expenses                        .70%             .69%             .70%
Portfolio  turnover                        45%              52%              45%
Net  assets,  ending  (in thousands)  $547,212         $490,180         $512,342

Long-Term  Portfolio
Financial  Highlights

                                                           Years  Ended
                                                   December 31,     December 31,
          2000     1999
Net  asset  value,  beginning                            $15.30           $16.81
Income  from  investment  operations
     Net  investment  income                                .77              .70
     Net  realized  and  unrealized  gain  (loss)          1.15           (1.44)
          Total  from  investment  operations              1.92            (.74)
Distributions  from
     Net  investment  income                              (.76)            (.70)
     Net  realized  gains                                     -            (.07)
          Total  distributions                            (.76)            (.77)
Total  increase  (decrease)  in  net  asset  value         1.16           (1.51)
Net  asset  value,  ending                               $16.46           $15.30

Total  return*                                           12.93%          (4.52%)
Ratios  to  average  net  assets:
     Net  investment  income                              4.89%            4.35%
     Total  expenses                                       .90%             .88%
     Expenses  before  offsets                             .90%             .88%
     Net  expenses                                         .85%             .84%
Portfolio  turnover                                         85%              80%
Net  assets,  ending  (in  thousands)                   $52,517          $51,146


                                                  Years  Ended
                                  December 31,     December 31,     December 31,
                                      1998             1997             1996
Net  asset  value,  beginning           $17.28           $16.81           $17.31
Income  from  investment  operations
     Net  investment  income               .78              .87              .93
     Net  realized  and  unrealized  gain  (loss)
                                           .06              .50            (.46)
          Total  from  investments         .84             1.37              .47
Distributions  from
     Net  investment  income             (.80)            (.87)            (.95)
     Net  realized  gains                (.51)            (.03)            (.02)
          Total  distributions          (1.31)            (.90)            (.97)
Total  increase  (decrease)  in  net  asset  value
                                         (.47)              .47            (.50)
Net  asset  value,  ending              $16.81           $17.28           $16.81

Total  return*                           5.01%            8.41%            2.89%
Ratios  to  average  net  assets:
     Net  investment  income             4.58%            5.16%            5.50%
     Total  expenses                      .87%             .87%             .89%
     Expenses  before  offsets            .87%             .87%             .89%
     Net  expenses                        .84%             .85%             .86%
Portfolio  turnover                        72%              41%              41%
Net assets, ending (in thousands)      $57,677          $50,966          $52,945

(a)     Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

^^  From  March  1,  1999  inception.

Calvert
Tax-Free
Reserves









This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.



     printed  on
     recycled  paper
     using  soy-
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Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
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Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814





CalverT's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Enhanced  Equity  Portfolio
CSIF  Technology  Portfolio
CSIF  Equity  Portfolio
Calvert  Large  Cap  Growth  Fund
Calvert  Social  Index  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund

Calvert
Investments  that  make  a  difference

December  31,  2000
Annual  Report
Calvert  Tax-Free  Reserves
California  Money  Market
Portfolio

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Report  of  Independent  Public  Accountants
4

Statement  of
Net  Assets
5

Statement  of  Operations
8

Statements  of  Changes  in  Net  Assets
9

Notes  to
Financial  Statements
10

Financial  Highlights
13

Dear  Shareholders:


Few  years  have  tested  the  mettle  of  investors  as  2000  did.
Equity markets declined in 2000, offering their worst performance in decades. The NASDAQ Composite Index plunged 39.3% by year-end, and the Dow Jones
Industrial Average and S&P 500 Index fell 6.2% and 10.1% respectively. Investment-grade corporate bonds also continued to suffer as the economy slowed. Meanwhile, Treasury securities produced their best year since 1995, and government bonds did what they were supposed to do: provide a safe haven and steady return.
While fears of inflation have not altogether subsided, the current economic slowdown is expected to be met with interest rate decreases by the Federal Reserve. Now more than ever, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.
Calvert is always looking for new ways to enhance the services we provide and improve the array of investment options we offer. Know that we will continue to pursue these goals in the year to come - while maintaining our focus on performance.
However, shareholders should also consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, we believe those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - will profit in the long term.
As always, we encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.


Sincerely,




Barbara  J.  Krumsiek
President  and  CEO
January  29,  2001

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves California Money Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
California  tax-exempt
money  market

NASDAQ  symbol
CTCXX

CUSIP  number
131620-50-2

Calvert  Tax-Free  Reserves  California  Money  Market  Portfolio

How would you characterize the investment climate over the past year? The economy was still very strong at the beginning of 2000 with the unemployment rate low and consumer demand strong. The Fed was trying to keep inflation in check by raising rates. By the end of summer, economic growth slowed to a more reasonable rate. The Fed, however, was still concerned that inflationary energy prices would begin to affect other areas of the economy. Economic activity continued to slow further in the fourth quarter, enough so that the Fed and the markets concerned themselves with the possibility of a recession.

How  did  the  Fund  perform?
The Portfolio's return for the year ended December 31, 2000, was 3.22%. This was above the 3.09% total return for the average California tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What  was  your  strategy  during  this  period?
At the beginning of the period, we kept the Portfolio's average maturity very short to take advantage of increasing rates. During tax season, municipal rates rose dramatically due to tax exempt funds selling securities to fund tax payment redemptions. We then began to buy aggressively into the summer note season to extend the average maturity of the Fund. During the summer, we determined that the Fed was nearing the end of its tightening cycle, so we continued to keep the average maturity long. By the end of the year, the market had begun to price in the likelihood of rate cuts by the Fed.

What  is  your  outlook?
At the time of this writing, the Fed had surprised market participants by lowering rates 50 basis points, between meetings, on January 3, 2001. We anticipate that the Fed will consider lowering rates again in the near term and believe that the economy will regain growth momentum, albeit at a slower pace, with the help of further rate cuts.

January  29,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.


Portfolio
statistics

weighted
average  maturity
12.31.00     39  days
12.31.99     69  days

comparative  month-end  yields

                                                                    IBC's  State
                                                         CTFR     Specific SB&GP
                                                     California   Tax-Free Money
                                                   Money Market  Market Averages
12.31.00                                                  3.31%            3.42%
11.30.00                                                  3.60%            3.59%
10.31.00                                                  3.22%            3.49%
9.30.00                                                   3.28%            3.46%
8.31.00                                                   3.32%            3.36%
7.31.00                                                   3.27%            3.27%
6.30.00                                                   3.28%            3.46%

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services Inc. average annual total return as  of  12.31.00
1  year       3.22%
5  year       3.13%
10  year      3.20%
inception     3.51%
(10.16.89)

REPORT  OF  INDEPENDENT  PUBLIC  ACCOUNTANTS

To the Board of Trustees of The Calvert Tax-Free Reserves and Shareholders of California Money Market Portfolio:

We have audited the accompanying statement of net assets of California Money Market Portfolio, (one of the portfolios comprising The Calvert Tax-Free Reserves, hereafter referred to as the "Fund"), as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the four years in the period ended December 31, 1999 of the Fund, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
February  14,  2001

Statement  of  Net  Assets
December  31,  2000

                                                         Principal
Municipal  Obligations  -  98.3%                             Amount        Value
California  -  94.7%
ABN  Amro  California  Munitops  Certificates  Trust  VRDN:
  4.34%, 7/4/07, BPA: ABN Amro Bank, INSUR: MBIA         $2,800,000   $2,800,000
  3.90%, 10/1/08, LOC: ABN Amro Bank                     10,100,000   10,100,000
  4.34%, 8/1/24, BPA: ABN Amro Bank                       4,700,000    4,700,000
Alameda  Contra  Costa  Schools  Financing  Authority  VRDN:
  4.25%,  11/1/14,  BPA:  Dexia  Public  Finance  Bank,  INSUR:  AMBAC
                                                          1,925,000    1,925,000
  4.25%,  8/1/24,  BPA:  Dexia  Public  Finance  Bank,  INSUR:  AMBAC
                                                         15,515,000   15,515,000
Community  College  Financing  Authority  Revenue  Notes,
  3.95%, 10/4/01, BPA: Bank of New York                  16,925,000   16,925,000
Contra  Costa  County  MFH  Revenue  VRDN,  4.15%,  10/20/28,
  LOC:  State  Street  Bank  and  Trust                   7,295,000    7,295,000
Fresno  MFH  Revenue  VRDN,  4.10%,  5/1/15,
  LOC:  US  Bank  National  Association                   9,600,000    9,600,000
Housing  Finance  Agency  Revenue  VRDN:
  4.65%, 8/1/10,  TOA:  Citibank                          2,410,000    2,410,000
  4.34%,  8/1/14, LOC: Banco Santander                    3,845,000    3,845,000
Inland  Valley  Development  Agency  California  Tax  Allocation  VRDN,
  3.85%,  3/1/27,  CONF:  Cal  Sters,  LOC:  Union  Bank  of  California
                                                         10,000,000   10,000,000
Lake  Elsinore  Redevelopment  Agency  MFH  Revenue  VRDN,
  4.94%, 1/25/31, BPA: Merrill Lynch                      4,120,000    4,120,000
Los  Angeles  Community  Redevelopment  MFH  Revenue  VRDN,
  5.15%,  12/1/05,  LOC:  Bank  of America               19,250,000   19,250,000
Los  Angeles  Convention  &  Exhibition  Center  Authority
  Lease Revenue VRDN, 4.34%, 8/15/18, BPA: Merrill Lynch  5,600,000    5,600,000
Los  Angeles  County  IDA  Revenue  VRDN,  5.35%,  12/1/06,
  LOC: Union Bank California                              2,510,000    2,510,000
Los  Angeles  County  MFH  Revenue  VRDN:
  5.25%  12/1/07,  CONF:  Federal  Home  Loan  Bank       4,000,000    4,000,000
  5.25%  11/1/09,  LOC:  Industrial  Bank  of  Japan     17,000,000   17,000,000
Los  Angeles  County  Tax  &  Revenue  Anticipation  Notes,
  5.00%,  6/29/01                                        18,000,000   18,072,026
Modesto  Irrigation  District  Financing  Authority  Revenue  VRDN,
  4.34%,  10/1/15,  BPA:  Societe  Generale               3,500,000    3,500,000
Newman  Capital  Trust  Certificates  VRDN,  4.21%,  4/1/32,
  FHLMC  Credit Facility                                 18,000,000   18,000,000
Oceanside  MFH  Revenue  VRDN,  4.60%,  8/1/17,
  SURBD:  Continental  Casualty  Company                 18,540,000   18,540,000
Ontario  Revenue  VRDN,  4.60%,  10/1/26,  CONF:  Cal  Sters,
  LOC:  Union  Bank of California                         7,770,000    7,770,000
Orange  County  Apartment  Development  Revenue  Bond  VRDN,
  3.95%,  12/1/06, LOC:  Citibank                         1,500,000    1,500,000
Pitney  Bowes  Credit  Corp.  LeaseTOPS  Trust  Certificates
  VRDN, 5.15%, 10/10/01, BPA: Pitney Bowes Credit         5,165,928    5,165,928
San  Bernardino  COPs  VRDN,  4.30%,  3/1/24,  LOC:  Bayer  Hypobank
                                                          3,945,000    3,945,000
San  Bernardino  MFH  Revenue  VRDN,  4.20%,  6/1/05,
  LOC:  Household  Federal  Savings                       2,000,000    2,000,000

                                                          Principal
Municipal  Obligations  -  Cont'd                            Amount        Value
California  -  Cont'd
San  Francisco  Redevelopment  MFH  VRDN,  4.30%,  10/1/10,
  LOC:  Credit Suisse First Boston                       $8,630,000   $8,630,000
San  Marcos  IDA  VRDN,  5.09%,  12/1/20,  LOC:  Union  Bank  California
                                                          1,310,000    1,310,000
Schools  Cash  Reserve  Program  Authority  Revenue  Notes,  5.25%,  7/3/01,
  INSUR: AMBAC                                           24,000,000   24,112,989
Simi  Valley  MFH  Revenue  VRDN,  4.90%,  4/1/26,  BPA:  Merrill  Lynch
                                                          8,200,000    8,200,000
State  Economic  Development  Financial  Authority  VRDN,
  4.35%, 3/1/23, LOC: American National Bank and Trust    2,600,000    2,600,000
State  Transportation  Finance  Authority  VRDN,  4.25%,  10/1/27,
  BPA:  Credit  Suisse,  INSUR:  FSA                      7,900,000    7,900,000
Statewide  Community  Development  Authority  MFH  VRDN:
  5.00%,  10/4/01,  BPA:  Bank  of  New York              1,000,000    1,000,000
  4.35%,  7/1/27,  CONF:  Cal  Sters,  LOC:  Sanwa  Bank  California
                                                          7,545,000    7,545,000
  5.10%,  5/15/33,  LOC:  Bank  of The West              12,000,000   12,000,000
  4.45%,  6/1/33,  LOC:  Heller  Financial                4,850,000    4,850,000
Statewide  Community  Development  Corp.  Revenue  VRDN:
  5.00%,  6/1/19,  LOC:  Cal  Sters                       2,550,000    2,550,000
  5.35%, 6/1/21, LOC: Union Bank California               3,505,000    3,505,000
  5.00%,  5/1/22,  CONF:  Cal  Sters,  LOC:  Sanwa  Bank  California
                                                          2,630,000    2,630,000
Statewide  Community  Development  Revenue  Notes,  5.25%,  6/29/01
                                                         16,700,000   16,776,939
State  GO  Bond  Floating  Rate  Trust  VRDN,  5.05%,  9/1/03,
  BPA:  Lehman  Brothers                                 10,000,000   10,000,000
State  GO  Bond  Putable  Floating  Option  Receipts  VRDN,
  4.34%,  9/1/21,  BPA:  Merrill  Lynch                  14,495,000   14,495,000
Upland  Community  Redevelopment  MFH  Revenue  Bond  VRDN,
  4.05%,  2/15/30, LOC: FNMA                              2,000,000    2,000,000
Vallejo  MFH  Revenue  VRDN,  4.00%,  6/1/07,  LOC:  Dresdner  Bank
                                                          6,045,000    6,045,000
Victorville  MFH  Revenue  VRDN,  4.80%,  12/1/15,
  C/LOC:  California  Federal  Bank                       6,510,000    6,510,000
Watereuse  Financial  Authority  Revenue  Bond  VRDN,  4.25%,  5/1/28,
  BPA:  Credit  Suisse,  INSUR:  FSA                     17,050,000   17,050,000

Puerto  Rico  -  3.6%
Puerto  Rico  Electric  Power  Authority  GO  VRDN:
  4.34%,  7/1/16,  BPA:  Merrill  Lynch                   5,680,000    5,680,000
  4.10%,  7/1/22,  BPA:  Societe  Generale                8,700,000    8,700,000


               TOTAL INVESTMENTS (Cost $390,177,882) - 98.3%         390,177,882
               Other  assets  and  liabilities,  net  -  1.7%          6,922,074
               Net  Assets  -  100%                                 $397,099,956

Net  Assets  Consist  Of:                                                  Value
Paid  in  capital  applicable  to  397,180,155  shares  of  beneficial interest,
  unlimited  number  of  no  par shares authorized                  $397,180,196
Undistributed  net  investment  income                                    26,353
Accumulated  net realized  gain  (loss)  on  investments               (106,593)

          Net  Assets                                               $397,099,956

          Net  Asset  Value  Per  Share                                    $1.00

Explanation  of  Guarantees:                     Abbreviations:
BPA: Bond-Purchase Agreement      AMBAC: American Municipal Bond Assurance Corp.
CONF: Confirming Letter of Credit         COPs:  Certificates  of  Participation
INSUR:  Insurance                  FHLMC: Federal Home Loan Mortgage Corporation
LOC:  Letter  of  Credit             FNMA: Federal National Mortgage Association
TOA:  Tender  Option  Agreement               FSA:  Financial  Security  Advisor
                                                        GO:  General  Obligation
                                        IDA:  Industrial  Development  Authority
                                  MBIA:  Municipal  Bond  Insurance  Association
                                                     MFH:  Multi-Family  Housing
                                            VRDN:  Variable  Rate  Demand  Notes


See  notes  to  financial  statements.

Statement  of  Operations
Year  Ended  December  31,  2000

Net  Investment  Income                                                    Value
Investment  Income:
  Interest  income                                                   $15,333,593

Expenses:
  Investment  advisory  fee                                            2,008,811
  Transfer  agency  fees  and  expenses                                  425,032
  Accounting  fees                                                        51,408
  Trustees'  fees  and  expenses                                          35,395
  Administrative  fees                                                    32,831
  Custodian  fees                                                         49,389
  Registration  fees                                                       3,820
  Reports  to  shareholders                                               79,375
  Professional  fees                                                       9,187
  Miscellaneous                                                           19,191
    Total  expenses                                                    2,714,439
    Fees  paid  indirectly                                              (93,621)
      Net  expenses                                                    2,620,818

         Net  Investment  Income                                      12,712,775

Realized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                               24,446

    Increase  (Decrease)  in  Net  Assets
    Resulting  from  Operations                                      $12,737,221

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                                    Year  Ended      Year  Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                 2000             1999
Operations:
  Net  investment  income                           $12,712,775      $11,960,268
  Net  realized  gain  (loss)                            24,446         (17,324)

    Increase  (Decrease)  in  Net  Assets
    Resulting  from  Operations                      12,737,221       11,942,944

Distributions  to  shareholders  from:
  Net  investment  income                          (12,684,997)     (11,977,529)

Capital  share  transactions:
  Shares  sold                                      351,114,060      382,201,783
  Reinvestment  of  distributions                    12,453,200       11,781,361
  Shares  redeemed                                (394,464,155)    (403,579,178)
    Total capital share transactions               (30,896,895)      (9,596,034)

Total  Increase  (Decrease)  in Net Assets         (30,844,671)      (9,630,619)

Net  Assets
Beginning  of  year                                 427,944,627      437,575,246
End  of  year  (including  undistributed  net  investment  income
of  $26,353  and  $335,  respectively)             $397,099,956     $427,944,627

Share  Activity
Shares  sold                                        351,114,060      382,201,783
Reinvestment  of  distributions                      12,453,200       11,781,361
Shares  redeemed                                  (394,464,155)    (403,579,178)
  Net  share  activity                             (30,896,895)      (9,596,034)


See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The California Money Market Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.
Security Valuation: Securities are valued at amortized cost which approximates market.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "AmeritasAcacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $219,382 was payable at year end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $2,733 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.
Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $215,324 for the year ended December 31, 2000. Under the terms of the agreement, $17,290 was payable at year end. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
The cost of investments owned at December 31, 2000 was substantially the same for federal income tax and financial reporting purposes. The table below presents the net capital loss carryforwards as of December 31, 2000 with expiration dates:

     Capital  Loss  Carryforwards          Expiration  Dates
                $88,918                          12/31/03
                    351                          12/31/04
                 17,324                          12/31/07
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at December 31, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended December 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                           Years  Ended
                                                   December 31,     December 31,
                                                      2000             1999
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
  Net  investment  income                                  .032             .028
Distributions  from
  Net  investment  income                                (.032)           (.028)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                             3.22%            2.80%
Ratios  to  average  net  assets:
  Net  investment  income                                 3.16%            2.75%
  Total  expenses                                          .68%             .66%
  Expenses  before  offsets                                .68%             .66%
  Net  expenses                                            .65%             .65%
Net  assets,  ending  (in  thousands)                  $397,100         $427,945



                                                  Years  Ended
                                  December 31,     December 31,     December 31,
                                     1998             1997             1996
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
  Net  investment  income                 .031             .032             .031
Distributions  from
  Net  investment  income               (.031)           (.032)           (.031)
Net  asset  value,  ending               $1.00            $1.00            $1.00
Total  return                            3.19%            3.28%            3.17%
Ratios  to  average  net  assets:
  Net  investment  income                3.13%            3.22%            3.14%
  Total  expenses                         .69%             .71%             .72%
  Expenses  before  offsets               .67%             .66%             .69%
  Net  expenses                           .65%             .65%             .68%
Net assets, ending (in thousands)     $437,575         $321,001         $346,008

Calvert
Tax-Free
Reserves
California
Money
Market
Portfolio





This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.



     printed  on
     recycled  paper
     using  soy-
     based  inks

To  Open  an  Account
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(24  hours,  7  days  a  week)
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Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Calvert
Investments  that  make  a  difference(r)

December  31,  2000
Annual  Report
Calvert  Tax-Free  Reserves
Vermont  Municipal
Portfolio

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Report  of  Independent  Public  Accountants
4

Statement  of
Net  Assets
5

Statement  of  Operations
7

Statements  of  Changes  in  Net  Assets
8

Notes  to
Financial  Statements
9

Financial  Highlights
12

Dear  Shareholders:


Few  years  have  tested  the  mettle  of  investors  as  2000  did.
Equity markets declined in 2000, offering their worst performance in decades. The NASDAQ Composite Index plunged 39.3% by year-end, and the Dow Jones
Industrial Average and S&P 500 Index fell 6.2% and 10.1% respectively. Investment-grade corporate bonds also continued to suffer as the economy slowed. Meanwhile, Treasury securities produced their best year since 1995, and government bonds did what they were supposed to do: provide a safe haven and steady return.
While fears of inflation have not altogether subsided, the current economic slowdown is expected to be met with interest rate decreases by the Federal Reserve. Now more than ever, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.
Calvert is always looking for new ways to enhance the services we provide and improve the array of investment options we offer. Know that we will continue to pursue these goals in the year to come - while maintaining our focus on performance.
However, shareholders should also consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, we believe those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - will profit in the long term.
As always, we encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.


Sincerely,




Barbara  J.  Krumsiek
President  and  CEO
January  29,  2001

Emmett  Long  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves Vermont Municipal Portfolio seeks to earn the highest level of interest income exempt from Vermont and federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality characteristics of the Portfolio.

Fund
Information

asset  allocation
Vermont  long-term
tax-exempt  bonds

NASDAQ  symbol
CGVTX

CUSIP  number
131620-70-0

Calvert tax-free reserves Vermont Municipal portfolio

How would you characterize the investment climate over the past year? The euphoria in the stock market began to wane by the early stage of the second quarter and interest in municipal bonds was renewed. We started to realize the change in the tone of the market in late spring. As credit spreads on corporate debt continued to widen, municipal funds started to outperform other fixed income securities. This trend continued through the end of 2000, providing a good year for our municipal funds.
How  did  the  Fund  perform?
The Fund returned 10.09% for the year ending December 31, 2000, outperforming the 9.90% return of the Lipper Other States average for the same period. The Fund performed well in the second half of the year, especially in the fourth quarter.

What  was  your  strategy  during  this  period?
Vermont is always a challenge because of the lack of issuance. We tend to manage the Fund as a hybrid intermediate/long-term fund, which gives us more investment opportunities. During the course of the year, we attempted to stay ahead of the market and not get steamrolled by a Federal Reserve in tightening mode. Therefore, the Fund's duration tended to be slightly shorter than other long bond funds. This strategy provided a way for the Fund to perform at the averages in both up and down markets.

Calvert tax-free reserves Vermont Municipal portfolio

How would you characterize the investment climate over the past year? The euphoria in the stock market began to wane by the early stage of the second quarter and interest in municipal bonds was renewed. We started to realize the change in the tone of the market in late spring. As credit spreads on corporate debt continued to widen, municipal funds started to outperform other fixed income securities. This trend continued through the end of 2000, providing a good year for our municipal funds.
How  did  the  Fund  perform?
The Fund returned 10.09% for the year ending December 31, 2000, outperforming the 9.90% return of the Lipper Other States average for the same period. The Fund performed well in the second half of the year, especially in the fourth quarter.

What  was  your  strategy  during  this  period?
Vermont is always a challenge because of the lack of issuance. We tend to manage the Fund as a hybrid intermediate/long-term fund, which gives us more investment opportunities. During the course of the year, we attempted to stay ahead of the market and not get steamrolled by a Federal Reserve in tightening mode. Therefore, the Fund's duration tended to be slightly shorter than other long bond funds. This strategy provided a way for the Fund to perform at the averages in both up and down markets.

Calvert tax-free reserves Vermont Municipal portfolio

                                       CTFR    Lipper Other States        Lehman
                            Vermont Municipal   Municipal Debt    Municipal Bond
                                    Portfolio    Funds Average          Index TR
6  month                                6.27%            6.17%             6.90%
1  year                                10.09%            9.90%            11.68%
5  year*                                4.36%            4.48%             5.84%
10  year*                                 N/A              N/A               N/A

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

What  is  your  outlook?
We do not anticipate making any drastic changes to the Portfolio in the first half of 2001. As stated earlier, the Fund's duration is rather balanced and we should not have to make significant changes, regardless of any Federal Reserve action in the near future. However we will make small adjustments to maintain our duration target.
January  29,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.





Portfolio
statistics

monthly
dividend  yield
12.31.00           4.52%
12.31.99           4.45%

30  day  SEC  yield
12.31.00           4.16%
12.31.99           4.46%

weighted
average  maturity
12.31.00       11  years
12.31.99       14  years

effective  duration
12.31.00     6.57  years
12.31.99     6.66  years

Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns.

[INSERT  LINE  GRAPH  HERE]

average  annual
total  return

as  of  12.31.00
1  year       5.97%
5  year       3.56%
inception     5.68%
(4.01.91)

REPORT  OF  INDEPENDENT  PUBLIC  ACCOUNTANTS

To  the  Board  of  Trustees  of  Calvert  Tax-Free Reserves and Shareholders of
Vermont
Municipal  Portfolio:

We have audited the accompanying statement of net assets of Vermont Municipal Portfolio, (one of the portfolios comprising Calvert Tax-Free Reserves, hereafter referred to as the "Fund"), as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the four years in the period ended December 31, 1999 of the Fund, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vermont Municipal Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
February  14,  2001

Statement  of  Net  Assets
December  31,  2000

                                                      Principal
Municipal  Obligations  -  98.2%                         Amount            Value
Vermont  -  83.3%
Burlington  Electric  Revenue  Bonds,  6.375%,  7/1/10,  MBIA  Insured
                                                     $3,125,000       $3,589,750
Chittenden  Solid  Waste  District  GO  Bonds,  6.60%,  1/1/12,
     Asset  Guaranty  Insured                         2,000,000        2,113,500
Education  and  Health  Revenue  Bonds:
     5.75%,  9/1/05                                     495,000          507,568
     6.60%,  12/1/14                                  1,000,000        1,059,030
     5.50%,  11/1/16                                  3,000,000        3,115,770
     5.50%,  7/1/18                                   1,955,000        1,833,849
     6.25%,  9/1/18                                   2,000,000        1,822,620
     5.625%,  10/1/25,  FSA  Insured                  1,000,000        1,015,330
     4.90%,  10/1/30  VRDN                            4,500,000        4,500,000
     5.00%,  11/1/38                                  3,000,000        2,848,740
IDA  Revenue  Bonds,  5.75%,  1/1/09,
     LOC:  First  Vermont  Bank  and  Trust           1,105,000        1,043,109
Municipal  Bond  Bank  Revenue  Bonds:
     5.50%,  12/1/19,  AMBAC  Insured                 1,500,000        1,552,110
     5.50%,  12/1/22,  AMBAC  Insured                 1,000,000        1,020,120
Rutland  County  Solid  Waste  GO  Bonds:
     6.10%,  11/1/01                                    110,000          111,592
     6.25%,  11/1/02                                    110,000          113,510
     6.35%,  11/1/03                                    110,000          115,274
     6.45%,  11/1/04                                    110,000          117,054
     6.50%,  11/1/05                                    105,000          113,275
     6.55%,  11/1/06                                    100,000          109,279
     6.60%,  11/1/07                                    100,000          110,540
     6.70%,  11/1/08                                    100,000          112,144
     6.75%,  11/1/09                                    100,000          113,441
     6.80%,  11/1/10                                    100,000          114,684
     6.80%,  11/1/11                                    100,000          115,239
     6.85%,  11/1/12                                    100,000          116,001
State  GO  Bonds:
     6.30%,  1/15/06                                  2,500,000        2,733,650
     Zero  Coupon,  8/1/08                              400,000          284,304
     Zero  Coupon,  8/1/09                              300,000          202,992
     5.00%,  1/15/11                                  3,000,000        3,117,090
     6.45%,  2/1/12                                   1,950,000        2,037,087
State  Industrial  Redevelopment  Revenue  VRDN,  4.91%,  12/1/04,
     LOC:  First  National  Bank  of  Boston            130,000          130,000
Student  Assistance  Corporation  Education  Loan  Revenue  Bonds,
     6.50%,  12/15/05,  FSA  Insured                  2,240,000        2,339,389
University  of  Vermont  and  State  Agriculture  College  Revenue  Bonds,
     4.75%,  10/1/38,  MBIA  Insured                  2,000,000        1,827,160

     Total  Vermont  Municipal  Obligations  (Cost  $39,253,789)      40,055,201



                                                      Principal
Municipal  Obligations  -  Cont'd                        Amount            Value
Territories  -  14.9%
Guam  Electric  Power  Authority  Revenue  Bonds,  5.25%,  10/1/12,
     AMBAC  Insured                                  $2,000,000       $2,130,260
Puerto  Rico  GO  Bonds,  5.00%,  7/1/14              1,690,000        2,021,696
Puerto  Rico  Highway  Electric  Power  Authority  VRDN:
     3.71%,  7/1/16,  BPA:  Societe  Generale         1,000,000        1,000,000
     4.10%,  7/1/22,  BPA:  Societe  Generale           600,000          600,000
Puerto  Rico  Highway  Transportation  Authority  Revenue  Bonds,
     4.75%,  7/1/38                                   1,500,000        1,389,120


          Total Territories Municipal Obligations (Cost $7,066,781)    7,141,076



               TOTAL INVESTMENTS (Cost $46,320,570) - 98.2%           47,196,277
               Other  assets  and  liabilities, net - 1.8%               871,013
               Net  Assets  -  100%                                  $48,067,290


Net  Assets  Consist  Of:
Paid-in  capital  applicable  to  3,067,806  Class  A  shares  of  beneficial
     interest, unlimited number of no par shares authorized:         $47,125,927
Undistributed  net  investment  income               105,317
Accumulated  net  realized  gain  (loss)  on  investments               (39,661)
Net  unrealized appreciation (depreciation) on investments               875,707

               Net  Assets                                           $48,067,290

               Net  Asset  Value  Per  Share                              $15.67








Abbreviations:                                   Explanation  of  Guarantees:
AMBAC  -  AMBAC  Indemnity  Corporation          BPA:  Bond-Purchase  Agreement
GO:  General  Obligation                         LOC:  Letter  of  Credit
FSA:  Financial  Security  Assurance
IDA:  Industrial  Development  Authority
MBIA:  MBIA  Insurance  Corporation
VRDN:  Variable  Rate  Demand  Notes


See  notes  to  financial  statements.

Statement  of  Operations
Year  Ended  December  31,  2000

Net  Investment  Income                                                    Value
Investment  Income:
     Interest  income                                                 $2,520,728

Expenses:
     Investment  advisory  fee                                           283,126
     Transfer  agency  fees  and  expenses                                29,798
     Trustees'  fees  and  expenses                                        4,105
     Accounting  fees                                                     14,672
     Administrative  fees                                                  3,856
     Custodian  fees                                                      15,102
     Registration  fees                                                    3,214
     Reports  to  shareholders                                            11,572
     Professional  fees                                                    7,167
     Miscellaneous                                                         2,573
          Total  expenses                                                375,185
          Fees  paid  indirectly                                        (28,843)
               Net  expenses                                             346,342

                    Net  Investment  Income                            2,174,386

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)  on  investments                              14,768
Change  in  unrealized  appreciation  or  (depreciation)               2,336,333

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                            2,351,101

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                       $4,525,487

See  notes  to  financial  statements.

              Statements  of  Changes  in  Net  Assets

                                                     Year Ended       Year Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                 2000             1999
Operations:
     Net  investment  income                         $2,174,386       $2,265,843
     Net  realized  gain  (loss)                         14,768        (131,468)
  Change  in  unrealized  appreciation  or  (depreciation)
                                                      2,336,333      (4,330,532)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations                 4,525,487      (2,196,157)

Distributions  to  shareholders  from:
     Net  investment  income                        (2,158,287)      (2,247,249)

Capital  share  transactions:
     Shares  sold                                     5,008,947        7,532,427
     Reinvestment  of  distributions                  1,100,201        1,198,235
     Shares  redeemed                               (6,860,850)      (9,127,861)
          Total  capital  share  transactions         (751,702)        (397,199)

Total  Increase  (Decrease)  in  Net  Assets          1,615,498      (4,840,605)

Net  Assets
Beginning  of  year                                  46,451,792       51,292,397
End  of  year  (including  undistributed  net  investment  income
     of $105,317 and $89,465, respectively)         $48,067,290      $46,451,792

Capital  Share  Activity
Shares  sold                                            331,773          474,984
Reinvestment  of  distributions                          72,799           76,713
Shares  redeemed                                      (453,441)        (585,515)
     Total  capital  share  activity                   (48,869)         (33,818)

See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Options: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid. Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "AmeritasAcacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $28,091 was payable at year end.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $5,555 as its portion of commissions charged on sales of the Portfolio.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $4,462 for the year ended December 31, 2000. Under the terms of the agreement, $329 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were
$2,452,170  and  $1,845,740,  respectively.
The cost of investments owned at December 31, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated
$875,707, of which $1,236,572 related to appreciated securities and $360,865 related to depreciated securities.
Net realized capital loss carryforward for federal income tax purposes of $39,661 at December 31, 2000 may be utilized to offset future capital gains until expiration in December 2007.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at December 31, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended December 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                           Years  Ended
                                                   December 31,     December 31,
Class  A  Shares                                      2000             1999
Net  asset  value,  beginning                            $14.90           $16.28
Income  from  investment  operations
     Net  investment  income                                .70              .71
     Net  realized  and  unrealized  gain  (loss)           .77           (1.39)
               Total  from  investment  operations         1.47            (.68)
Distributions  from
     Net  investment  income                              (.70)            (.70)
Total  increase  (decrease)  in  net  asset  value          .77           (1.38)
Net  asset  value,  ending                               $15.67           $14.90

Total  return  *                                         10.09%          (4.29%)
Ratios  to  average  net  assets:
     Net  investment  income                              4.61%            4.50%
     Total  expenses                                       .80%             .78%
     Expenses  before  offsets                             .80%             .78%
     Net  expenses                                         .75%             .76%
Portfolio  turnover                                          5%              21%
Net  assets,  ending  (in  thousands)                   $48,067          $46,452



                                                  Years  Ended
                                 December  31,     December 31,     December 31,
Class  A  Shares                    1998              1997             1996
Net  asset  value,  beginning           $16.45           $16.33           $16.62
Income  from  investment  operations
  Net  investment  income                  .78              .82              .88
  Net realized and unrealized gain (loss)  .13              .26            (.25)
    Total from investment operations       .91             1.08              .63
Distributions  from
  Net investment income                  (.77)            (.82)            (.85)
  Net  realized  gains                   (.31)            (.14)            (.07)
    Total  distributions                (1.08)            (.96)            (.92)
Total  increase  (decrease)  in  net  asset  value
                                         (.17)              .12            (.29)
Net  asset  value,  ending              $16.28           $16.45           $16.33

Total  return  *                         5.67%            6.90%            3.98%
Ratios  to  average  net  assets:
  Net  investment  income                4.73%            5.11%            5.27%
  Total  expenses                         .75%             .76%             .77%
  Expenses  before  offsets               .75%             .76%             .77%
  Net  expenses                           .72%             .73%             .73%
Portfolio  turnover                        32%              14%              24%
Net assets, ending (in thousands)      $51,292          $50,194          $49,774

*     Total return does not reflect deduction of Class A front-end sales charge.

Calvert
Tax-Free
Reserves
Vermont  Municipal
Portfolio





This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.






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